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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Columbia Acorn® Fund

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 97.7%
Information 26.6%
	> Business Software 5.9%
6,050,000	Informatica (a)(b)	$228,569,000
	Enterprise Data Integration Software
2,500,000	Ansys (a)	192,550,000
	Simulation Software for Engineers & Designers
2,924,000	Hexagon (Sweden)	99,344,530
	Design, Measurement & Visualization Software & Equipment
1,810,000	Micros Systems (a)	95,803,300
	Information Systems for Hotels, Restaurants & Retailers
954,700	Demandware (a)	61,158,082
	eCommerce Website Platform for Retailers & Apparel Manufacturers
860,000	Solera Holdings	54,472,400
	Software for Automotive Insurance Claims Processing
550,000	NetSuite (a)	52,156,500
	End-to-end IT Systems Solution Delivered Over the Web
750,000	SPS Commerce (a)	46,087,500
	Supply Chain Management Software Delivered via the Web
450,000	Concur Technologies (a)	44,581,500
	Web-enabled Cost & Expense Management Software
500,000	Tyler Technologies (a)	41,840,000
	Financial, Tax, Court & Document Management Systems for Local Governments
750,000	Jack Henry & Associates	41,820,000
	IT Systems & Outsourced IT Solutions for Financial Institutions
2,100,000	Tangoe (a)(b)	39,039,000
	Software Solution for Managing Communication Expense & Devices
3,740,934	InContact (a)(b)	35,912,966
	Call Center Systems Delivered via the Web & Telecommunication Services
550,000	Commvault Systems (a)	35,722,500
	Data Storage Management
1,550,000	RealPage (a)	28,148,000
	Software for Managing Rental Properties Delivered via the Web
500,000	Red Hat (a)	26,490,000
	Maintenance & Support for Opensource Operating System & Middleware
900,000	Ellie Mae (a)	25,956,000
	Software for Managing & Network for Facilitating Mortgage Origination
610,000	Envestnet (a)	24,509,800
	Technology Platform for Investment Advisors
700,000	Blackbaud	21,910,000
	Software & Services for Non-profits
610,000	E2open (a)	14,377,700
	Supply Chain Management Software & Supplier/Partner Network
1,000,000	Exa (a)(b)	13,260,000
	Simulation Software
190,000	Amber Road (a)	2,926,000
	Global Trade Management Software Delivered via the Web
298,920	Covisint (a)(c)	2,191,084
	Collaboration Software Platform Provider
		1,228,825,862
	> Instrumentation 3.1%
1,475,000	Mettler-Toledo International (a)(b)	347,628,000
	Laboratory Equipment
4,070,000	Trimble Navigation (a)	158,200,900
	GPS-based Instruments
1,620,000	IPG Photonics (a)	115,149,600
	Fiber Lasers
582,000	FLIR Systems	20,952,000
	Infrared Cameras
107,593	Measurement Specialties (a)	7,300,185
	Sensors
		649,230,685
	> Computer Hardware & Related Equipment 2.8%
3,415,000	Amphenol	312,984,750
	Electronic Connectors
1,105,000	Zebra Technologies (a)	76,698,050
	Bar Code Printers
624,000	Rogers (a)	38,950,080
	Printed Circuit Materials & High-performance Foams
2,339,000	II-VI (a)	36,090,770
	Laser Optics & Specialty Materials
507,000	Belden	35,287,200
	Specialty Cable
280,000	Gemalto (Netherlands)	32,610,618
	Digital Security Solutions
267,000	Stratasys (a)	28,326,030
	Rapid Prototyping & Direct Digital Manufacturing Systems
660,000	Netgear (a)	22,261,800
	Networking Products for Small Business & Home
		583,209,298
	> Mobile Communications 2.4%
3,400,000	SBA Communications (a)	309,264,000
	Communications Towers
1,400,000	Crown Castle International	103,292,000
	Communications Towers
27,650,000	Globalstar (a)(c)	73,272,500
	Satellite Mobile Voice & Data Carrier
419,212	Audience (a)	5,240,150
	Improving Voice Quality for Mobile Devices
		491,068,650
	> Telephone & Data Services 2.2%
9,500,000	tw telecom (a)(b)	296,970,000
	Fiber Optic Telephone/Data Services

Number of Shares		Value
	> Telephone & Data Services—continued
2,200,000	Cogent Communications	$78,166,000
	Internet Data Pipelines
2,500,000	Telefonica Deutschland (Germany)	19,927,701
	Mobile & Fixed-line Communications in Germany
1,500,000	General Communications (a)	17,115,000
	Commercial Communication & Consumer Cable TV, Web & Phone in Alaska
2,500,000	Boingo Wireless (a)(b)	16,950,000
	Wholesale & Retail WiFi Networks
1,500,000	Windstream (c)	12,360,000
	Business & Rural Telecom Services
4,000,000	Towerstream (a)(b)(c)	9,400,000
	High Speed Wireless, Rooftop Antenna Space & WiFi Offload
		450,888,701
	> Computer Services 1.8%
4,150,000	iGATE (a)(b)	130,891,000
	IT & Business Process Outsourcing Services
1,835,000	Virtusa (a)(b)	61,490,850
	Offshore IT Outsourcing
1,618,000	ExlService Holdings (a)	50,012,380
	Business Process Outsourcing
2,558,000	Genpact (a)	44,560,360
	Business Process Outsourcing
2,000,000	WNS - ADR (India) (a)	36,000,000
	Offshore BPO (Business Process Outsourcing) Services
373,000	Syntel (a)	33,532,700
	Offshore IT Services
3,274,000	Hackett Group (b)	19,578,520
	IT Integration & Best Practice Research
		376,065,810
	> Internet Related 1.6%
1,150,000	TripAdvisor (a)	104,178,500
	Online Travel Research
3,390,000	Pandora Media (a)	102,784,800
	Streaming Music
1,344,707	RetailMeNot (a)	43,030,624
	Digital Coupon Marketplace
175,000	Equinix (a)	32,347,000
	Network Neutral Data Centers
972,000	Yandex (Russia) (a)	29,344,680
	Search Engine for Russian & Turkish Languages
3,464,625	Vonage (a)	14,793,949
	Business & Consumer Internet Telephony
		326,479,553
	> Business Information & Marketing Services 1.2%
1,900,000	Verisk Analytics (a)	113,924,000
	Risk & Decision Analytics
4,025,000	Navigant Consulting (a)(b)	75,106,500
	Financial Consulting Firm
2,570,000	RPX (a)	41,839,600
	Patent Aggregation & Defensive Patent Consulting
650,000	Bankrate (a)	11,011,000
	Internet Advertising for the Insurance, Credit Card & Banking Markets
		241,881,100
	> Gaming Equipment & Services 1.0%
3,028,000	Bally Technologies (a)(b)	200,665,560
	Slot Machines & Software

	> Semiconductors & Related Equipment 0.9%
5,390,000	Atmel (a)	45,060,400
	Microcontrollers, Radio Frequency & Memory Semiconductors
420,000	Littelfuse	39,328,800
	Little Fuses
820,000	Monolithic Power Systems (a)	31,791,400
	High Performance Analog & Mixed Signal Integrated Circuits
469,000	Cree (a)	26,526,640
	LED Lighting, Components & Chips
400,000	Hittite Microwave	25,216,000
	Radio Frequency, Microwave & Millimeterwave Semiconductors
615,000	Ultratech (a)	17,951,850
	Semiconductor Equipment
560,000	Semtech (a)	14,190,400
	Analog Semiconductors
		200,065,490
	> Financial Processors 0.8%
1,700,000	Global Payments	120,887,000
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	27,631,020
	Singapore Equity & Derivatives Market Operator
900,000	Liquidity Services (a)(c)	23,445,000
	E-Auctions for Surplus & Salvage Goods
		171,963,020
	> Telecommunications Equipment 0.8%
640,000	F5 Networks (a)	68,243,200
	Internet Traffic Management Equipment
1,538,000	Finisar (a)	40,772,380
	Optical Subsystems & Components
2,365,000	Infinera (a)	21,474,200
	Optical Networking Equipment
573,000	CalAmp (a)	15,969,510
	Machine to Machine Communications
1,040,000	Ixia (a)	13,000,000
	Telecom Network Test Equipment
		159,459,290
	> Electronics Distribution 0.7%
3,125,000	Avnet	145,406,250
	Electronic Components Distribution

Number of Shares		Value
	> Contract Manufacturing 0.5%
3,800,000	Sanmina-SCI (a)	$66,310,000
	Electronic Manufacturing Services
960,000	Plexus (a)	38,467,200
	Electronic Manufacturing Services
		104,777,200
	> Cable TV 0.5%
800,000	Liberty Global Series A (a)	33,280,000
800,000	Liberty Global Series C (a)	32,568,000
	Cable TV Franchises Outside the USA
400,000	Discovery Series C (a)	30,824,000
	Cable TV Programming
		96,672,000
	> Advertising 0.2%
1,000,000	Lamar Advertising (a)	50,990,000
	Outdoor Advertising
100,000	Criteo (a)(c)	4,055,000
	Digital Performance Marketing
		55,045,000
	> Entertainment Programming 0.2%
800,000	IMAX (Canada) (a)	21,864,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
4,031,557	Zee Entertainment Enterprises (India)	18,336,499
	India’s Leading Programmer of Pay Television Content
		40,200,499
Information: Total		5,521,903,968

Industrial Goods & Services 22.2%
	> Machinery 13.1%
8,860,000	Ametek	456,201,400
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	356,160,000
	Industrial Air Filtration
3,400,000	Nordson (b)	239,666,000
	Dispensing Systems for Adhesives & Coatings
3,230,000	Moog (a)(b)	211,597,300
	Motion Control Products for Aerospace, Defense & Industrial Markets
3,113,000	Generac	183,573,610
	Standby Power Generators
3,828,750	HEICO (b)	166,206,038
	FAA Approved Aircraft Replacement Parts
3,725,000	Kennametal	165,017,500
	Consumable Cutting Tools
1,210,000	WABCO Holdings (a)	127,727,600
	Truck & Bus Component Supplier
1,405,000	Pall	125,705,350
	Life Science, Water & Industrial Filtration
2,000,000	Oshkosh Corporation	117,740,000
	Specialty Truck Manufacturer
1,610,000	Toro	101,735,900
	Turf Maintenance Equipment
1,200,000	Wabtec	93,000,000
	Freight & Transit Component Supplier
2,300,000	ESCO Technologies (b)	80,937,000
	Automatic Electric Meter Readers
281,400	Middleby (a)	74,348,694
	Manufacturer of Cooking Equipment
435,000	Valmont Industries	64,745,400
	Center Pivot Irrigation Systems & Utility Poles
1,015,000	Clarcor	58,210,250
	Mobile Equipment & Industrial Filters
664,400	Neopost (France) (c)	52,465,590
	Postage Meter Machines
550,000	Dorman Products (a)	32,483,000
	Aftermarket Auto Parts Distributor
10,000,000	Marel (Iceland) (a)	9,270,348
	Largest Manufacturer of Poultry & Fish Processing Equipment
		2,716,790,980
	> Other Industrial Services 1.8%
1,800,000	Expeditors International of Washington	71,334,000
	International Freight Forwarder
1,500,000	Forward Air	69,165,000
	Freight Transportation Between Airports
2,500,000	LKQ (a)	65,875,000
	Alternative Auto Parts Distribution
1,400,000	Mobile Mini	60,704,000
	Portable Storage Units Leasing
1,375,000	KAR Auction Services	41,731,250
	Auto Auctions
2,400,000	CAE (Canada)	31,587,517
	Flight Simulator Equipment & Training Centers
255,000	MTU Aero Engines (Germany)	23,698,741
	Airplane Engine Components & Services
440,822	Acorn Energy (a)(c)	1,494,387
	Fiber Optic Oil Well Monitoring & Evaluation
		365,589,895
	> Industrial Distribution 1.7%
1,870,000	WESCO International (a)	155,621,400
	Industrial Distributor
930,000	Airgas	99,054,300
	Industrial Gas Distributor
2,320,000	MRC Global (a)	62,547,200
	Industrial Distributor
930,000	Boise Cascade (a)	26,635,200
	Wood Products Manufacturer & Distributor
103,164	Titan Machinery (a)	1,616,580
	Agriculture & Construction Dealerships
		345,474,680
	> Construction 1.6%
2,010,000	Chicago Bridge & Iron	175,171,500
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals

Number of Shares		Value
	> Construction—continued
99,000	NVR (a)	$113,553,000
	Homebuilder
930,000	Fortune Brands Home & Security	39,134,400
	Home Building Supplies & Small Locks
1,453,516	PGT (a)	16,729,969
	Wind Resistant Windows & Doors
		344,588,869
	> Industrial Materials & Specialty Chemicals 1.5%
1,780,000	Drew Industries (b)	96,476,000
	RV & Manufactured Home Components
1,000,000	FMC Corporation	76,560,000
	Niche Specialty Chemicals
1,288,000	Novozymes (Denmark)	56,636,017
	Industrial Enzymes
1,200,000	PolyOne	43,992,000
	Intermediate Stage Chemicals Producer
776,221	Sociedad Quimica y Minera de Chile - ADR (Chile)	24,637,255
	Producer of Specialty Fertilizers, Lithium & Iodine
400,000	Owens-Illinois (a)	13,532,000
	Glass Packaging for Food & Beverages
		311,833,272
	> Electrical Components 1.1%
1,415,000	Acuity Brands	187,586,550
	Commercial Lighting Fixtures
1,065,000	Thermon (a)	24,686,700
	Global Engineered Thermal Solutions
1,500,000	Ushio (Japan)	19,377,193
	Industrial Light Sources
		231,650,443
	> Outsourcing Services 0.7%
3,000,000	Quanta Services (a)	110,700,000
	Electrical & Telecom Construction Services
1,144,000	Insperity	35,441,120
	Professional Employer Organization
		146,141,120
	> Conglomerates 0.4%
2,500,000	Aalberts Industries (Netherlands)	87,136,335
	Flow Control & Heat Treatment

	> Waste Management 0.3%
1,500,000	Waste Connections	65,790,000
	Solid Waste Management
Industrial Goods & Services: Total		4,614,995,594

Consumer Goods & Services 15.0%
	> Retail 4.4%
1,759,000	Casey’s General Stores	118,890,810
	Owner/Operator of Convenience Stores
1,160,000	ULTA (a)	113,076,800
	Specialty Beauty Product Retailer
1,675,000	Williams-Sonoma	111,622,000
	Home Goods & Furnishing Retailer
822,845	Fossil (a)	95,951,955
	Watch Designer & Retailer
4,960,000	Pier 1 Imports	93,644,800
	Home Furnishing Retailer
1,845,498	Shutterfly (a)	78,765,855
	Internet Photo-centric Retailer
1,660,000	Kate Spade & Company (a)	61,569,400
	Global Lifestyle Brand
1,189,000	The Fresh Market (a)	39,950,400
	Specialty Food Retailer
1,050,000	DSW	37,653,000
	Branded Footwear Retailer
1,000,000	Urban Outfitters (a)	36,470,000
	Multi-channel Apparel & Accessory Retailer
1,205,000	Burlington Stores (a)	35,571,600
	Off-Price Apparel Retailer
2,557,000	DIA (Spain)	23,362,214
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
314,000	Restoration Hardware Holdings (a)	23,107,260
	Specialty Home Furnishing Retailer
300,000	Zulily (a)(c)	15,057,000
	eCommerce Retailer Offering Flash Sale Events
852,000	Massmart Holdings (South Africa)	11,127,470
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
1,500,000	Gaiam (a)(b)	10,875,000
	Healthy Living Catalogs & eCommerce, Non-theatrical Media
		906,695,564
	> Travel 3.3%
4,400,000	Avis Budget Group (a)	214,280,000
	Second Largest Car Rental Company
4,700,000	Hertz (a)	125,208,000
	Largest U.S. Rental Car Operator
1,430,000	Vail Resorts	99,671,000
	Ski Resort Operator & Developer
1,100,000	Expedia	79,750,000
	Online Travel Services Company
1,815,000	HomeAway (a)	68,371,050
	Vacation Rental Online Marketplace
1,412,000	Choice Hotels	64,952,000
	Franchisor of Budget Hotel Brands
2,100,000	Localiza Rent A Car (Brazil)	30,486,558
	Car Rental
		682,718,608
	> Consumer Goods Distribution 1.7%
2,015,000	Pool	123,559,800
	Swimming Pool Supplies & Equipment Distributor
2,305,000	GNC	101,466,100
	Specialty Retailer of Health & Wellness Products
9,700,000	Groupon (a)	76,048,000
	Global Marketplace for Deals

Number of Shares		Value
	> Consumer Goods Distribution—continued
556,000	United Natural Foods (a)	$39,431,520
	Distributor of Natural/Organic Foods to Grocery Stores
900,000	The Chefs’ Warehouse (a)	19,260,000
	Distributor of Specialty Foods to Fine Dining Restaurants
		359,765,420
	> Furniture & Textiles 1.0%
3,669,000	Knoll (b)	66,739,110
	Office Furniture
1,765,000	Herman Miller	56,709,450
	Office Furniture
2,325,000	Interface	47,778,750
	Modular Carpet
812,360	Caesarstone (Israel)	44,176,137
	Quartz Countertops
		215,403,447
	> Restaurants 0.9%
2,000,000	Popeye’s Louisiana Kitchen (a)(b)	81,280,000
	Popeye’s Restaurants
968,000	Domino’s Pizza	74,506,960
	Franchisor of Pizza Restaurants
765,000	Fiesta Restaurant Group (a)	34,876,350
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
		190,663,310
	> Casinos & Gaming 0.8%
1,300,000	Melco Crown Entertainment - ADR (Hong Kong)	50,245,000
	Macau Casino Operator
14,000,000	Melco International (Hong Kong)	47,070,168
	Macau Casino Operator
12,000,000	MGM China Holdings (Hong Kong)	42,396,547
	Macau Casino Operator
30,000,000	Nagacorp (Cambodia)	31,319,176
	Casino/Entertainment Complex in Cambodia
		171,030,891
	> Other Consumer Services 0.7%
1,969,000	Lifetime Fitness (a)	94,708,900
	Sport & Fitness Club Operator
14,500,000	Lifestyle International (Hong Kong)	29,499,130
	Mid- to High-end Department Store Operator in Hong Kong & China
900,000	Blackhawk Network (a)(b)	21,951,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
450,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	715,500
	Provide Real Estate Services in China
		146,874,530
	> Apparel 0.7%
932,000	PVH	116,285,640
	Apparel Wholesaler & Retailer
2,620,000	Quiksilver (a)	19,676,200
	Action Sports Lifestyle Branded Apparel & Footwear
		135,961,840
	> Food & Beverage 0.6%
4,386,552	Boulder Brands (a)(b)	77,291,046
	Healthy Food Products
1,624,000	B&G Foods	48,898,640
	Acquirer of Small Food Brands
1,665,270	GLG Life Tech (Canada) (a)(b)	753,175
	Produces an All-natural Sweetener Extracted from the Stevia Plant
		126,942,861
	> Educational Services 0.4%
1,300,000	DeVry	55,107,000
	Post-secondary Degree Services
550,000	ITT Educational Services (a)(c)	15,774,000
	Post-secondary Degree Services
		70,881,000
	> Other Durable Goods 0.3%
460,000	Cavco Industries (a)(b)	36,087,000
	Manufactured Homes
1,400,000	Select Comfort (a)	25,312,000
	Specialty Mattresses
		61,399,000
	> Nondurables 0.2%
1,288,000	Prestige Brands Holdings (a)	35,098,000
	Household & Personal Care Products
Consumer Goods & Services: Total		3,103,434,471

Finance 11.6%
	> Banks 4.2%
2,470,000	BOK Financial	170,553,500
	Tulsa-based Southwest Bank
9,000,000	Associated Banc-Corp (b)	162,540,000
	Midwest Bank
885,000	SVB Financial Group (a)	113,970,300
	Bank to Venture Capitalists
2,860,000	MB Financial (b)	88,545,600
	Chicago Bank
1,013,000	City National	79,743,360
	Bank & Asset Manager
1,900,000	Hancock Holding	69,635,000
	Gulf Coast Bank
5,323,500	Valley National Bancorp (c)	55,417,635
	New Jersey/New York Bank
2,200,000	TCF Financial	36,652,000
	Great Lakes Bank
1,162,000	Sandy Spring Bancorp	29,026,760
	Baltimore & Washington, D.C. Bank
4,841,882	First Busey (b)	28,082,916
	Illinois Bank
843,000	Hudson Valley	16,059,150
	Metro New York City Bank

Number of Shares		Value
	> Banks—continued
2,136,500	TrustCo Bank	$15,040,960
	New York State Bank
300,000	OFG Bancorp	5,157,000
	Puerto Rican Bank
		870,424,181
	> Insurance 2.8%
8,900,000	CNO Financial Group	161,090,000
	Life, Long-term Care & Medical Supplement Insurance
833,000	Allied World Holdings	85,957,270
	Commercial Lines Insurance/Reinsurance
2,625,000	Selective Insurance Group	61,215,000
	Commercial & Personal Lines Insurance
1,650,000	Brown & Brown	50,754,000
	Insurance Broker
1,100,000	HCC Insurance Holdings	50,039,000
	Specialty Insurance
675,000	Protective Life	35,498,250
	Life Insurance
800,000	RLI	35,392,000
	Specialty Insurance
250,000	Enstar Group (a)	34,077,500
	Insurance/Reinsurance & Related Services
500,000	The Hanover Insurance Group	30,720,000
	Commercial & Personal Lines Insurance
10,837,000	Rand Merchant Insurance (South Africa)	29,645,289
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
		574,388,309
	> Brokerage & Money Management 1.8%
7,275,000	SEI Investments	244,512,750
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	116,464,320
	Specialty Mutual Funds
1,648,030	Coronation Fund Managers (South Africa)	15,497,242
	South African Fund Manager
		376,474,312
	> Finance Companies 1.5%
2,280,000	H & E Equipment Services (a)(b)	92,226,000
	Heavy Equipment Leasing
2,150,000	McGrath Rentcorp (b)	75,164,000
	Temporary Space & IT Rentals
808,343	World Acceptance (a)(b)(c)	60,690,392
	Personal Loans
1,500,000	CAI International (a)(b)	37,005,000
	International Container Leasing
1,091,000	Marlin Business Services (b)	22,703,710
	Small Equipment Leasing
350,000	Onex Capital (Canada)	19,432,836
	Private Equity
		307,221,938
	> Credit Cards 0.9%
490,000	Alliance Data Systems (a)	133,500,500
	Diversified Credit Card Provider
620,000	WEX (a)	58,931,000
	Pay Card Processor
		192,431,500
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National	78,960,000
	Holding Company

	> Savings & Loans —%
443,742	Simplicity Bancorp (b)	7,809,859
	Los Angeles Savings & Loan
Finance: Total		2,407,710,099

Health Care 9.2%
	> Biotechnology & Drug Delivery 4.0%
4,972,000	Seattle Genetics (a)	226,524,320
	Antibody-based Therapies for Cancer
2,312,309	Synageva Biopharma (a)(b)	191,852,278
	Biotech Focused on Orphan Diseases
1,150,000	BioMarin Pharmaceutical (a)	78,441,500
	Biotech Focused on Orphan Diseases
1,151,982	Ultragenyx (a)(d)(e)	50,406,758
472,707	Ultragenyx (a)	23,110,645
	Biotech Focused on “Ultra-Orphan” Drugs
2,108,000	NPS Pharmaceuticals (a)	63,092,440
	Orphan Drugs & Healthy Royalties
2,050,000	Sarepta Therapeutics (a)(b)	49,261,500
	Biotech Focused on Rare Diseases
690,134	Alnylam Pharmaceuticals (a)	46,335,597
	Biotech Developing Drugs for Rare Diseases
112,000	Intercept Pharmaceuticals (a)	36,936,480
	Biotech Developing Drugs for Several Diseases
1,994,000	Celldex Therapeutics (a)	35,233,980
	Biotech Developing Drugs for Cancer
869,000	InterMune (a)	29,085,430
	Drugs for Pulmonary Fibrosis & Hepatitis C
359,944	MicroDose Therapeutx Contingent Value Rights (a)(d)(e)	907,059
	Drug Inhaler Development
		831,187,987
	> Medical Supplies 2.3%
5,590,000	Cepheid (a)(b)	288,332,200
	Molecular Diagnostics
772,000	Henry Schein (a)	92,153,640
	Largest Distributor of Healthcare Products
580,000	Bio-Techne	49,514,600
	Cytokines, Antibodies & Other Reagents for Life Science
1,153,000	Patterson Companies	48,149,280
	Dental/Vet/Med Distributor
		478,149,720

Number of Shares		Value
	> Health Care Services 1.5%
9,905,000	Allscripts Healthcare Solutions (a)(b)	$178,587,150
	Health Care IT
2,100,000	HealthSouth	75,453,000
	Inpatient Rehabilitation Facilities
1,004,000	Envision Healthcare Holdings (a)	33,965,320
	Provider of Health Care Outsourcing Services
525,000	Medidata Solutions (a)	28,528,500
	Cloud-based Software for Drug Studies
76,000	Castlight Health (a)	1,612,720
	Provider of Cloud-based Software for Managing Health Care Costs
		318,146,690
	> Pharmaceuticals 0.7%
5,290,000	Akorn (a)(b)	116,380,000
	Develops, Manufactures & Sells Specialty Generic Drugs
2,040,000	Alimera Sciences (a)(b)(c)	16,095,600
	Ophthalmology-focused Pharmaceutical Company
416,118	Revance Therapeutics (a)	13,107,717
	Drug Developer Focused on Aesthetics
		145,583,317
	> Medical Equipment & Devices 0.7%
1,240,000	Sirona Dental Systems (a)	92,590,800
	Manufacturer of Dental Equipment
925,000	PerkinElmer	41,680,500
	Analytical Instruments for Life Sciences
		134,271,300
Health Care: Total		1,907,339,014

Energy & Minerals 6.6%
	> Oil & Gas Producers 3.3%
2,322,600	Rosetta Resources (a)	108,186,708
	Oil & Gas Producer Exploring in Texas
1,007,000	SM Energy	71,789,030
	Oil & Gas Producer
717,000	Energen Corporation	57,940,770
	Oil & Gas Producer with Natural Gas Utility
695,000	Range Resources	57,664,150
	Oil & Gas Producer
2,868,000	WPX Energy (a)	51,710,040
	Oil & Gas Produced in U.S. & Argentina
1,861,000	Bill Barrett Corporation (a)	47,641,600
	Oil & Gas Producer in U.S. Rockies
2,200,000	Pacific Rubiales Energy (Colombia)	39,621,891
	Oil Production & Exploration in Colombia
743,000	Baytex (Canada)	30,593,722
	Oil & Gas Producer in Canada
886,000	Cabot Oil and Gas	30,017,680
	Large Natural Gas Producer in Appalachia & Gulf Coast
1,159,000	Laredo Petroleum (a)	29,971,740
	Permian Basin Oil Producer
550,000	Carrizo Oil & Gas (a)	29,403,000
	Oil & Gas Producer
1,021,000	Denbury Resources	16,744,400
	Oil Producer Using Co2 Injection
530,000	Forum Energy Technology (a)	16,419,400
	Oil Field Capital Equipment & Consumables
262,000	PDC Energy (a)	16,312,120
	Oil & Gas Producer in U.S.
141,000	Clayton Williams (a)	15,934,410
	Oil & Gas Producer
570,000	Rice Energy (a)	15,042,300
	Natural Gas Producer
1,400,000	DeeThree Exploration (Canada) (a)	12,005,427
	Canadian Oil & Gas Producer
62,000,000	Petromanas (Canada) (a)(b)	11,497,060
	Exploring for Oil in Albania
27,000,000	Shamaran Petroleum (Iraq) (a)	10,990,502
	Oil Exploration & Production in Kurdistan
35,000,000	Petroamerica Oil (Colombia) (a)(b)	9,497,965
	Oil Exploration & Production in Colombia
12,052,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)	3,161,538
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)(e)	2,093,351
	Oil & Gas Exploration/Production in the North Sea
61,091	Matador Resources (a)	1,496,119
	Oil & Gas Producer in Texas & Louisiana
26,000,000	Petrodorado Energy (Colombia) (a)(b)	940,751
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		686,675,674
	> Oil Services 2.3%
3,858,000	FMC Technologies (a)	201,734,820
	Oil & Gas Well Head Manufacturer
1,613,000	Hornbeck Offshore (a)	67,439,530
	Supply Vessel Operator in U.S. Gulf of Mexico
784,959	Chart Industries (a)	62,443,488
	Manufacturer of Natural Gas Processing/Storage Equipment
1,314,579	ShawCor (Canada)	54,818,717
	Oil & Gas Pipeline Products
900,000	Atwood Oceanics (a)	45,351,000
	Offshore Drilling Contractor
2,601,900	Horizon North Logistics (Canada)	19,676,060
	Provides Diversified Oil Service Offering in Northern Canada
596,600	Black Diamond Group (Canada)	18,483,537
	Provides Accommodations/Equipment for Oil Sands Development

Number of Shares		Value
	> Oil Services—continued
480,000	Rowan (a)	$16,166,400
	Contract Offshore Driller
		486,113,552
	> Mining 0.8%
387,000	Core Labs (Netherlands)	76,796,280
	Oil & Gas Reservoir Consulting
2,400,000	Alamos Gold (Canada)	21,687,924
500,000	Alamos Gold (Canada) (f)	4,510,000
	Gold Mining
5,000,000	Kirkland Lake Gold (Canada) (a)(b)(c)	15,241,972
	Gold Mining
3,477,459	Northam Platinum (South Africa) (a)	12,858,803
	Platinum Mining in South Africa
2,000,000	Argonaut Gold (Canada) (a)	8,720,036
	Gold & Silver Mining
2,000,000	Allied Nevada Gold (a)(c)	8,620,000
	Gold & Silver Mining
5,979,000	Duluth Metals (Canada) (a)	3,515,468
	Copper & Nickel Miner
2,050,000	Alexco Resource (a)	3,075,000
	Mining, Exploration & Environmental Services
3,000,000	Kaminak Gold (a)(c)	2,170,963
	Exploration Stage Canadian Gold Miner
2,300	Silvercrest Mines (a)	4,203
	Gold & Silver Mining
		157,200,649
	> Alternative Energy 0.1%
3,693,611	RGS Energy (a)(b)(c)	15,032,997
	Residential & Commercial Solar Systems Installer
1,210,300	Synthesis Energy Systems (China) (a)	2,372,188
	Owner/Operator of Gasification Plants/Technology Licenses
		17,405,185
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	13,421,021
	Farmland Operator in Uruguay
Energy & Minerals: Total		1,360,816,081

Other Industries 6.5%
	> Real Estate 4.4%
2,100,000	Extra Space Storage	101,871,000
	Self Storage Facilities
1,760,000	Post Properties	86,416,000
	Multifamily Properties
750,000	Federal Realty	86,040,000
	Shopping Centers
3,225,000	DuPont Fabros Technology	77,625,750
	Data Centers
7,350,000	EdR (b)	72,544,500
	Student Housing
24,000,000	Ascendas REIT (Singapore)	43,199,943
	Industrial Property Landlord
5,175,000	DCT Industrial Trust	40,779,000
	Industrial Properties
2,150,000	Terreno Realty (b)	40,656,500
	Industrial Properties
1,900,000	Biomed Realty Trust	38,931,000
	Life Science-focused Office Buildings
325,000	Jones Lang LaSalle	38,512,500
	Real Estate Services
6,250,000	Kite Realty Group	37,500,000
	Community Shopping Centers
1,170,000	Coresite Realty (b)	36,270,000
	Data Centers
1,800,000	St. Joe (a)	34,650,000
	Florida Panhandle Landowner
1,300,000	Hudson Pacific Properties	29,991,000
	West Coast Office Buildings & Production Studios
2,850,000	Summit Hotel Properties	26,448,000
	Owner of Select Service Hotels
110,000	AMERCO	25,533,200
	North American Moving & Storage King
20,000,000	Mapletree Commercial Trust (Singapore)	19,441,895
	Retail & Office Property Landlord
14,000	Orix JREIT (Japan)	17,478,750
	Diversified REIT
950,000	American Residential Properties (a)	17,081,000
	Single-family Rental Properties
24,664,000	Mapletree Greater China Commercial Trust (Hong Kong)	16,001,130
	Retail & Office Property Landlord
12,000,000	CDL Hospitality Trust (Singapore)	15,819,022
	Hotel Owner/Operator
400,000	RE/MAX	11,532,000
	Residential Real Estate Broker
		914,322,190
	> Transportation 1.5%
3,100,000	Rush Enterprises, Class A (a)(b)	100,688,000
550,000	Rush Enterprises, Class B (a)(b)	15,521,000
	Truck Sales & Service
846,000	Kirby (a)	85,657,500
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
1,085,000	JB Hunt Transport Services	78,033,200
	Truck & Intermodal Carrier
300,000	Genesee & Wyoming (a)	29,196,000
	Short-line Operator
		309,095,700

Number of Shares		Value
	> Regulated Utilities 0.6%
2,000,000	Northeast Utilities	$91,000,000
	Regulated Electric Utility
700,000	Wisconsin Energy	32,585,000
	Wisconsin Utility
		123,585,000
Other Industries: Total		1,347,002,890

Total Equities: 97.7% (Cost: $10,543,491,152)		20,263,202,117	(g)

Short-Term Investments 2.5%
280,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	280,000,000
246,037,979	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	246,037,979
Total Short-Term Investments: 2.5% (Cost: $526,037,979)		526,037,979

Securities Lending Collateral 0.4%
88,536,596	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (h)	88,536,596
Total Securities Lending Collateral: 0.4% (Cost: $88,536,596)		88,536,596

Total Investments: 100.6% (Cost: $11,158,065,727) (i)		20,877,776,692	(j)

Obligation to Return Collateral for Securities Loaned: (0.4)%		(88,536,596)

Cash and Other Assets Less Liabilities: (0.2)%		(42,968,107)

Net Assets: 100.0%		$20,746,271,989

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/14	Value	Dividend
Donaldson	8,400,000	—	—	8,400,000	$356,160,000	$1,176,000
Mettler-Toledo International	1,475,000	—	—	1,475,000	347,628,000	—
tw telecom	9,500,000	—	—	9,500,000	296,970,000	—
Cepheid	6,170,000	—	580,000	5,590,000	288,332,200	—
Nordson	3,400,000	—	—	3,400,000	239,666,000	612,000
Informatica	5,500,000	550,000	—	6,050,000	228,569,000	—
Moog	3,230,000	—	—	3,230,000	211,597,300	—
Bally Technologies	3,105,000	—	77,000	3,028,000	200,665,560	—
Synageva Biopharma	2,392,000	—	79,691	2,312,309	191,852,278	—
Allscripts Healthcare Solutions	9,905,000	—	—	9,905,000	178,587,150	—
HEICO	3,828,750	—	—	3,828,750	166,206,038	—
Associated Banc-Corp	9,000,000	—	—	9,000,000	162,540,000	810,000
iGATE	4,150,000	—	—	4,150,000	130,891,000	—
Akorn	5,417,981	—	127,981	5,290,000	116,380,000	—
Rush Enterprises	3,650,000	—	—	3,650,000	116,209,000	—
Drew Industries	1,780,000	—	—	1,780,000	96,476,000	—
Pier 1 Imports (1)	7,185,000	—	2,225,000	4,960,000	93,644,800	431,100
H & E Equipment Services	2,508,816	—	228,816	2,280,000	92,226,000	—
MB Financial	2,860,000	—	—	2,860,000	88,545,600	343,200
Popeye’s Louisiana Kitchen	2,000,000	—	—	2,000,000	81,280,000	—
ESCO Technologies	2,300,000	—	—	2,300,000	80,937,000	—
DuPont Fabros Technology (1)	3,625,000	—	400,000	3,225,000	77,625,750	—
Boulder Brands	2,886,552	1,500,000		4,386,552	77,291,046	—
McGrath Rentcorp	2,150,000	—	—	2,150,000	75,164,000	516,000
Navigant Consulting	4,025,000	—	—	4,025,000	75,106,500	—
Globalstar (1)	25,500,000	2,150,000	—	27,650,000	73,272,500	—
EdR	7,350,000	—	—	7,350,000	72,544,500	808,500
Knoll	3,669,000	—	—	3,669,000	66,739,110	440,280
Virtusa	1,985,000	—	150,000	1,835,000	61,490,850	—

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/14	Value	Dividend
World Acceptance	850,000	—	41,657	808,343	$60,690,392	$—
Sarepta Therapeutics	2,050,000	—	—	2,050,000	49,261,500	—
SPS Commerce (1)	900,000	—	150,000	750,000	46,087,500	—
Terreno Realty	2,020,931	129,069	—	2,150,000	40,656,500	—
Tangoe	2,100,000	—	—	2,100,000	39,039,000	—
CAI International	1,500,000	—	—	1,500,000	37,005,000	—
Coresite Realty	1,170,000	—	—	1,170,000	36,270,000	409,500
II-VI (1)	3,640,000	—	1,301,000	2,339,000	36,090,770	—
Cavco Industries	460,000	—	—	460,000	36,087,000	—
InContact	3,740,596	338	—	3,740,934	35,912,966	—
Insperity (1)	1,400,000	—	256,000	1,144,000	35,441,120	194,480
First Busey	4,841,882	—	—	4,841,882	28,082,916	193,675
Marlin Business Services	1,091,000	—	—	1,091,000	22,703,710	120,010
Blackhawk Network	900,000	—	—	900,000	21,951,000	—
Hackett Group	3,274,000	—	—	3,274,000	19,578,520	—
Boingo Wireless	2,500,000	—	—	2,500,000	16,950,000	—
Alimera Sciences	2,040,000	—	—	2,040,000	16,095,600	—
Kirkland Lake Gold	4,900,000	100,000	—	5,000,000	15,241,972	—
RGS Energy	2,600,000	1,093,611	—	3,693,611	15,032,997	—
Exa	1,000,000	—	—	1,000,000	13,260,000	—
Petromanas	51,359,500	10,640,500	—	62,000,000	11,497,060	—
Gaiam	1,500,000	—	—	1,500,000	10,875,000	—
Petroamerica Oil	35,000,000	—	—	35,000,000	9,497,965	—
Towerstream	3,319,900	680,100	—	4,000,000	9,400,000	—
Simplicity Bancorp	452,146	—	8,404	443,742	7,809,859	36,172
Canadian Overseas Petroleum	19,471,000	981,000	—	20,452,000	5,254,889	—
Duluth Metals (1)	7,025,500	—	1,046,500	5,979,000	3,515,468	—
Acorn Energy (1)	1,161,957	—	721,135	440,822	1,494,387	—
Petrodorado Energy	26,000,000	—	—	26,000,000	940,751	—
GLG Life Tech	1,665,270	—	—	1,665,270	753,175	—
Total of Affiliated Transactions	338,881,781	17,824,618	7,393,184	349,313,215	$5,027,074,199	$6,090,917

(1)         At March 31, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2014, was $2,372,691,304 and $4,659,901,904, respectively. Investments in affiliated companies represented 22.46% of the Fund’s total net assets at March 31, 2014.

(c)          All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $86,548,043.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of these securities amounted to $66,828,189, which represented 0.32% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Ultragenyx	12/19/12	1,151,982	$9,999,999	$50,406,758
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	13,421,021
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	2,093,351
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	—	907,059
			$28,591,151	$66,828,189

(f)           Security is traded on a U.S. exchange.

> Notes to Statement of Investments

(g)          On March 31, 2014, the market value of foreign securities represented 6.99% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$274,387,451	1.32
Netherlands	196,543,233	0.95
Hong Kong	185,211,975	0.89
Singapore	106,091,880	0.51
Sweden	99,344,530	0.48
South Africa	69,128,804	0.34
Denmark	56,636,017	0.27
India	54,336,499	0.26
France	52,465,590	0.25
Colombia	50,060,607	0.24
Israel	44,176,137	0.21
Germany	43,626,442	0.21
Japan	36,855,943	0.18
Cambodia	31,319,176	0.15
Brazil	30,486,558	0.15
Russia	29,344,680	0.14
Chile	24,637,255	0.12
Spain	23,362,214	0.11
Uruguay	13,421,021	0.06
Iraq	10,990,502	0.05
Iceland	9,270,348	0.05
United Kingdom	5,254,889	0.03
China	3,087,688	0.02
Total Foreign Portfolio	$1,450,039,439	6.99

(h)         Investment made with cash collateral received from securities lending activity.

(i)             At March 31, 2014, for federal income tax purposes, the cost of investments was $11,158,065,727 and net unrealized appreciation was $9,719,710,965 consisting of gross unrealized appreciation of $10,013,739,561 and gross unrealized depreciation of $294,028,596.

(j)            Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,324,053,600	$197,850,368	$—	$5,521,903,968
Industrial Goods & Services	4,366,411,370	248,584,224	—	4,614,995,594
Consumer Goods & Services	2,918,659,766	184,774,705	—	3,103,434,471
Finance	2,362,567,568	45,142,531	—	2,407,710,099
Health Care	1,856,025,197	50,406,758	907,059	1,907,339,014
Energy & Minerals	1,332,442,906	14,952,154	13,421,021	1,360,816,081
Other Industries	1,235,062,150	111,940,740	—	1,347,002,890
Total Equities	19,395,222,557	853,651,480	14,328,080	20,263,202,117
Total Short-Term Investments	526,037,979	—	—	526,037,979
Total Securities Lending Collateral	88,536,596	—	—	88,536,596
Total Investments	$20,009,797,132	$853,651,480	$14,328,080	$20,877,776,692

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International®

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 95.3%
Asia 41.9%
	> Japan 19.3%
4,784,600	Kansai Paint	$68,116,492
	Paint Producer in Japan, India, China & Southeast Asia
501,000	Rinnai	44,068,982
	Gas Appliances for Household & Commercial Use
1,105,800	Benesse	42,295,037
	Education Service Provider
1,521,900	Glory	41,733,156
	Currency Handling Systems & Related Equipment
33,000	Orix JREIT	41,199,910
	Diversified REIT
2,100,000	Park24	39,902,421
	Parking Lot Operator
1,450,000	Japan Airport Terminal	37,605,794
	Airport Terminal Operator at Haneda
1,658,000	Aica Kogyo	36,968,904
	Laminated Sheets, Building Materials & Chemical Adhesives
1,600,000	Nabtesco	36,931,139
	Machinery Components
816,000	Kintetsu World Express	36,256,792
	Airfreight Logistics
630,000	Makita	34,683,781
	Power Tools
1,456,000	Ariake Japan	33,792,951
	Manufacturer of Soup/Sauce Extracts
1,567,000	NGK Insulators	32,690,295
	Ceramic Products for Auto, Power & Electronics
4,407,000	NOF	31,875,277
	Specialty Chemicals, Life Science & Rocket Fuels
11,000,000	Aozora Bank	31,319,292
	Commercial Bank
975,000	Nakanishi	31,203,106
	Dental Tools & Machinery
2,709,000	Nippon Kayaku	30,453,125
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
2,350,000	Ushio	30,357,602
	Industrial Light Sources
1,350,000	NGK Spark Plug	30,337,223
	Automobile Parts
5,950	Kenedix Office Investment (a)	29,506,123
	Tokyo Mid-size Office REIT
293,000	Shimano	29,471,912
	Manufacturer of Bicycle Components & Fishing Tackle
780,000	Hoshizaki Electric	29,457,208
	Commercial Kitchen Equipment
709,000	Omron	29,336,100
	Electric Components for Factory Automation
661,600	Santen Pharmaceutical	29,273,902
	Specialty Pharma (Ophthalmic Medicine)
1,050,000	Misumi Group	29,094,058
	Industrial Components Distributor
1,638,000	Suruga Bank	28,854,301
	Regional Bank
7,165,000	Seven Bank	28,118,315
	ATM Processing Services
203,400	Hirose Electric	27,964,108
	Electrical Connectors
930,000	JIN (a)	27,760,368
	Eyeglasses Retailer
1,600,000	OSG	27,717,218
	Consumable Cutting Tools
3,948,000	Wacom	27,665,977
	Computer Graphic Illustration Devices
1,580,000	Daiseki	27,323,591
	Waste Disposal & Recycling
602,500	Hamamatsu Photonics	27,180,355
	Optical Sensors for Medical & Industrial Applications
1,132,000	Tamron (a)	26,743,772
	Camera Lens Maker
2,100,000	Asahi Diamond Industrial	26,715,473
	Consumable Diamond Tools
12,800	Nippon Prologis REIT	25,837,667
	Logistics REIT in Japan
1,000,000	MonotaRO (a)	25,364,237
	Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan
744,000	Sanrio	25,113,606
	Character Goods & Licensing
1,658,000	Nippon Paint	25,104,598
	Paints for Automotive, Decorative & Industrial Usage
749,900	Toyo Suisan Kaisha	25,057,109
	Instant Noodle Manufacturer
3,000	Industrial & Infrastructure Fund (a)	24,688,619
	Industrial REIT in Japan
1,600,000	Doshisha	24,654,403
	Wholesaler of Household Products
1,065,780	Nihon Parkerizing	24,604,626
	Metal Surface Treatment Agents & Processing Service
960,000	Aeon Mall	24,594,724
	Suburban Shopping Mall Developer, Owner & Operator
388,400	Disco	24,172,915
	Semiconductor Dicing & Grinding Equipment
566,700	Itochu Techno-Science	23,933,593
	IT Network Equipment Sales & Services
755,000	OBIC	23,824,981
	Computer Software
532,000	FamilyMart	23,395,257
	Convenience Store Operator
864,200	Start Today	22,108,181
	Online Japanese Apparel Retailer
255,800	Hikari Tsushin	21,603,593
	Distribution of Office IT/Mobiles/Insurance

Number of Shares		Value
	> Japan—continued
429,492	Ain Pharmaciez	$19,856,845
	Dispensing Pharmacy/Drugstore Operator
835,000	Icom (b)	19,142,567
	Two Way Radio Communication Equipment
571,080	Milbon	18,986,446
	Manufacturer of Hair Products
3,918	Global One Real Estate	11,520,103
	Office REIT
518,100	Rohto Pharmaceutical	9,148,728
	Pharmaceutical, Health & Beauty Products
5,430	Mori Hills REIT Investment	7,179,672
	Tokyo-centric Diversified REIT
1,575,000	Lifenet Insurance (c)	6,486,057
	Online Life Insurance Company in Japan
59,106	Miraca Holdings	2,589,229
	Outsourced Lab Testing, Diagnostic Equipment & Reagents
		1,622,941,816
	> Taiwan 3.8%
29,700,000	Far EasTone Telecom	62,868,843
	Taiwan’s Third Largest Mobile Operator
7,306,000	Delta Electronics	45,247,803
	Industrial Automation, Switching Power Supplies & Passive Components
1,747,000	St. Shine Optical	39,049,735
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
1,750,000	Ginko International	30,236,697
	Largest Contact Lens Maker in China
4,499,000	Advantech	29,225,066
	Industrial PC & Components
2,930,000	President Chain Store	20,671,588
	Convenience Chain Store Operator
4,305,000	Novatek Microelectronics	19,787,695
	Display-related Integrated Circuit Designer
11,716,253	Lite-On Technology	17,516,169
	Mobile Device, LED & PC Server Component Supplier
11,600,000	CTCI Corp	17,416,031
	International Engineering Firm
6,413,000	Chroma Ate	15,318,440
	Automatic Test Systems, Testing & Measurement Instruments
2,027,000	PC Home	15,210,709
	Taiwanese Internet Retail Company
223,000	Hermes Microvision	8,952,985
	E-beam Inspection Systems for Semiconductor Integrated Circuits
		321,501,761
	> Hong Kong 3.8%
2,500,000	Melco Crown Entertainment - ADR (c)	96,625,000
	Macau Casino Operator
20,000,000	Melco International	67,243,097
	Macau Casino Operator
10,000,000	MGM China Holdings	35,330,456
	Macau Casino Operator
38,000,000	Sa Sa International (a)	30,537,327
	Cosmetics Retailer
20,000,000	Vitasoy International	29,068,619
	Hong Kong Soy Food Brand
40,000,000	Mapletree Greater China Commercial Trust	25,950,584
	Retail & Office Property Landlord
10,000,000	Lifestyle International	20,344,227
	Mid- to High-end Department Store Operator in Hong Kong & China
6,287,000	Kingboard Chemicals	12,293,645
	Paper & Glass Laminates, PCB, Specialty Chemicals & Properties
		317,392,955
	> Korea 3.0%
1,424,261	Paradise	43,538,822
	Korean ‘Foreigner Only’ Casino Operator
74,400	KCC	38,192,780
	Paint & Housing Material Manufacturer
519,217	LS Industrial Systems	32,835,785
	Manufacturer of Electrical & Automation Equipment
246,300	CJ Corp	31,548,538
	Holding Company of Korean Consumer Conglomerate
815,000	Samsung Securities	29,979,815
	Brokerage & Wealth Management
465,540	KEPCO Plant Service & Engineering	29,684,343
	Power Plant & Grid Maintenance
402,580	Coway	28,215,079
	Household Appliance Rental Service Provider
359,000	Soulbrain	12,959,988
	Electronic Chemical Producer
17,583	AmorePacific Group	8,465,544
	Holding Company of Korea’s Leading Cosmetics Manufacturer
		255,420,694
	> China 2.7%
2,500,000	WuXi PharmaTech - ADR (c)	92,150,000
	Largest Contract Research Organization Business in China
3,850,000	Biostime	26,452,963
	Pediatric Nutrition & Baby Care Products Provider
18,460,000	Sihuan Pharmaceuticals	22,300,753
	Leading Chinese Generic Drug Manufacturer
606,476	BitAuto - ADR (c)	21,736,100
	Auto Vertical Website
308,030	SouFun - ADR (a)	21,075,413
	Chinese Real Estate Internet Portal
11,020,000	Want Want	16,487,275
	Chinese Branded Consumer Food Company

Number of Shares		Value
	> China—continued
17,994,000	NewOcean Energy (a)	$13,966,362
	Southern China Liquefied Petroleum Gas Distributor
35,119,000	AMVIG Holdings	13,443,371
	Chinese Tobacco Packaging Material Supplier
		227,612,237
	> Singapore 2.3%
40,000,000	Mapletree Commercial Trust	38,883,790
	Retail & Office Property Landlord
9,300,000	Petra Foods	27,281,183
	Cocoa Processor & Chocolate Manufacturer
9,780,000	Super Group	27,103,553
	Instant Food & Beverages in Southeast Asia
20,000,000	CDL Hospitality Trust	26,365,037
	Hotel Owner/Operator
13,500,000	Ascendas REIT	24,299,968
	Industrial Property Landlord
3,800,000	Singapore Exchange	20,999,575
	Singapore Equity & Derivatives Market Operator
19,032,000	Mapletree Logistics Trust	15,822,599
	Industrial Property Landlord
11,663,000	Mapletree Industrial Trust	12,679,060
	Industrial Property Landlord
		193,434,765
	> India 2.1%
9,885,176	Zee Entertainment Enterprises	44,960,179
	India’s Leading Programmer of Pay Television Content
3,423,265	Asian Paints	31,435,688
	India’s Largest Paint Company
7,500,000	Adani Ports & Special Economic Zone	23,588,962
	Indian West Coast Shipping Port
1,655,000	United Breweries	22,863,542
	India’s Largest Brewer
920,000	Colgate Palmolive India	21,147,633
	Consumer Products in Oral Care
12,909,000	Redington India	17,067,884
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
90,000	Bosch	16,440,167
	Automotive Parts
1,390,871	SKIL Ports and Logistics (c)	1,704,311
	Indian Container Port Project
		179,208,366
	> Indonesia 1.8%
31,764,600	Archipelago Resources (b)(d)(e)(f)	28,596,433
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
400,000,000	Ace Indonesia	26,511,119
	Home Improvement Retailer
48,000,000	Tower Bersama Infrastructure (c)	25,449,168
	Communications Towers
14,292,500	Matahari Department Store (c)	17,570,525
	Largest Department Store Chain in Indonesia
58,000,000	Surya Citra Media	16,405,380
	Free to Air TV Station in Indonesia
5,600,000	Mayora Indah	14,885,291
	Consumer Branded Food Manufacturer
149,672,000	Arwana Citramulia	12,491,520
	Ceramic Tiles for Home Decoration
49,000,000	MNC Skyvision	10,340,631
	Largest Satellite Pay TV Operator in Indonesia
		152,250,067
	> Thailand 1.1%
116,666,667	Home Product Center	35,110,668
	Home Improvement Retailer
4,500,000	Airports of Thailand	26,983,276
	Airport Operator of Thailand
16,000,000	Robinson’s Department Store	26,090,462
	Department Store Operator in Thailand
10,000,000	Samui Airport Property Fund	4,940,651
	Thai Airport Operator
		93,125,057
	> Philippines 1.0%
19,000,000	Puregold Price Club	18,665,545
	Supermarket Operator in the Philippines
12,138,840	Robinsons Retail Holdings (c)	18,406,203
	Multi-format Retailer in the Philippines
60,000,000	Melco Crown Philippines Resorts (c)	17,424,590
	Integrated Resort Operator in Manila
6,960,000	Security Bank	16,451,219
	Commercial Bank in the Philippines
21,994,200	SM Prime Holdings	7,185,619
	Shopping Mall Operator & Property Developer
1,486,250	Universal Robina	4,716,222
	Branded Consumer Food Manufacturer in the Philippines
		82,849,398
	> Cambodia 0.7%
60,000,000	Nagacorp	62,638,352
	Casino/Entertainment Complex in Cambodia

	> Malaysia 0.3%
5,000,000	Aeon	22,018,068
	Shopping Center & Department Store Operator
Asia: Total		3,530,393,536

Europe 33.5%
	> United Kingdom 9.9%
4,560,000	Jardine Lloyd Thompson Group	80,887,457
	International Business Insurance Broker
1,500,000	Spirax Sarco	72,270,959
	Steam Systems for Manufacturing & Process Industries

Number of Shares		Value
	> United Kingdom—continued
2,450,000	Babcock International	$55,018,455
	Public Sector Outsourcer
3,240,000	Smith & Nephew	49,100,239
	Medical Equipment & Supplies
2,430,000	WH Smith	48,735,633
	Newsprint, Books & General Stationery Retailer
3,937,000	Telecity	45,813,719
	European Data Center Provider
3,921,500	Shaftesbury	43,018,259
	London Prime Retail REIT
960,100	Croda	40,752,061
	Oleochemicals & Industrial Chemicals
958,646	Fidessa Group	40,546,507
	Software for Financial Trading Systems
7,250,000	Elementis	34,628,792
	Specialty Chemicals
3,234,993	PureCircle (c)	33,006,501
	Natural Sweeteners
466,940	Whitbread	32,399,467
	The UK’s Leading Hotelier & Coffee Shop
908,500	AVEVA	31,715,848
	Engineering Software
35,245,747	Cable and Wireless	30,907,735
	Leading Telecoms Service Provider in the Caribbean
1,025,000	Aggreko	25,649,522
	Temporary Power & Temperature Control Services
10,026,000	Smiths News (b)	25,364,781
	Newspaper & Magazine Distributor
564,000	Rightmove	24,804,393
	Internet Real Estate Listings
3,218,000	Halford’s	24,775,058
	The UK’s Leading Retailer of Leisure Goods & Auto Parts
2,660,000	Domino’s Pizza UK & Ireland	24,456,926
	Pizza Delivery in UK, Ireland & Germany
3,740,000	Abcam	24,254,701
	Online Sales of Antibodies
2,971,319	Ocado (c)	22,816,442
	Leading Online Grocery Retailer
4,365,000	RPS Group	22,748,247
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
		833,671,702
	> Netherlands 3.3%
2,491,770	Aalberts Industries	86,849,482
	Flow Control & Heat Treatment
531,700	Gemalto	61,925,235
	Digital Security Solutions
1,178,288	TKH Group	41,149,842
	Dutch Industrial Conglomerate
1,068,478	Arcadis	41,090,552
	Engineering Consultants
143,395	Core Labs	28,455,304
	Oil & Gas Reservoir Consulting
404,124	Vopak	22,564,723
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		282,035,138
	> Germany 3.3%
1,663,000	Wirecard	69,005,861
	Online Payment Processing & Risk Management
148,295	Rational	52,811,173
	Commercial Ovens
795,000	NORMA Group	42,128,076
	Clamps for Automotive & Industrial Applications
795,000	Aurelius	30,239,339
	European Turnaround Investor
2,350,000	TAG Immobilien	29,137,288
	Owner of Residential Properties in Germany
300,000	MTU Aero Engines	27,880,872
	Airplane Engine Components & Services
595,000	Elringklinger	23,451,660
	Automobile Components
72,393	Deutsche Beteiligungs (a)	2,012,595
	Private Equity Investment Management
		276,666,864
	> Sweden 3.0%
2,308,522	Hexagon	78,433,321
	Design, Measurement & Visualization Software & Equipment
3,255,024	Sweco	54,440,670
	Engineering Consultants
1,580,000	Swedish Match	51,630,796
	Market Leader in Swedish Snus
784,000	Unibet	39,367,767
	European Online Gaming Operator
1,044,000	Mekonomen	28,792,547
	Leading Nordic Integrated Wholesaler/ Retailer of Automotive Parts & Service
		252,665,101
	> Switzerland 2.8%
263,500	Partners Group	74,038,120
	Private Markets Asset Management
16,300	Sika	66,671,342
	Chemicals for Construction & Industrial Applications
179,000	Geberit	58,617,160
	Plumbing Supplies
72,500	INFICON	26,857,927
	Gas Detection Instruments
283,306	Zehnder	12,433,994
	Radiators & Heat Recovery Ventilation Systems
		238,618,543

Number of Shares		Value
	> France 2.5%
1,350,000	Neopost (a)	$106,605,278
	Postage Meter Machines
146,000	Eurofins Scientific	43,696,978
	Food, Pharmaceuticals & Materials Screening & Testing
163,400	Norbert Dentressangle	26,765,334
	Leading European Logistics & Transport Group
708,000	Saft	24,745,286
	Niche Battery Manufacturer
1,831,204	Hi-Media (c)	5,878,025
	Online Advertiser in Europe
		207,690,901
	> Denmark 2.0%
1,702,063	SimCorp	69,095,714
	Software for Investment Managers
1,315,800	Novozymes	57,858,441
	Industrial Enzymes
709,000	Jyske Bank (c)	38,960,429
	Danish Bank
		165,914,584
	> Spain 1.9%
7,055,000	DIA	64,458,515
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
700,000	Viscofan	36,611,726
	Sausage Casings Maker
720,000	Bolsas y Mercados Españoles	29,295,993
	Spanish Stock Markets
4,050,000	Prosegur	26,056,175
	Security Guards
		156,422,409
	> Finland 1.3%
1,226,866	Vacon (a)	51,719,857
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
1,669,000	Tikkurila (a)	39,317,981
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
711,000	Konecranes (a)	22,656,040
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		113,693,878
	> Norway 1.1%
4,154,000	Orkla	35,415,629
	Food & Brands, Aluminum, Chemicals Conglomerate
2,814,434	Atea	30,904,345
	Nordic IT Hardware/Software Reseller & Installation Company
1,321,000	Subsea 7	24,554,477
	Offshore Subsea Contractor
		90,874,451
	> Russia 0.7%
1,980,874	Yandex (c)	59,802,586
	Search Engine for Russian & Turkish Languages

	> Kazakhstan 0.5%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR	42,686,900
	Largest Retail Bank & Insurer in Kazakhstan

	> Italy 0.4%
1,959,000	Pirelli	30,766,497
	Global Tire Supplier

	> Belgium 0.3%
437,465	EVS Broadcast Equipment	28,343,733
	Digital Live Mobile Production Software & Systems

	> Iceland 0.3%
28,312,499	Marel (g)	19,891,497
7,670,000	Marel (g)	7,110,357
	Largest Manufacturer of Poultry & Fish Processing Equipment
		27,001,854
	> Turkey 0.2%
1,785,000	Bizim Toptan	17,101,697
	Cash & Carry Stores in Turkey
Europe: Total		2,823,956,838

Other Countries 15.4%
	> South Africa 4.4%
14,231,161	Coronation Fund Managers	133,822,657
	South African Fund Manager
777,188	Naspers	85,731,337
	Media in Africa, China, Russia & Other Emerging Markets
19,098,300	Rand Merchant Insurance	52,244,590
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,644,083	Mr. Price	39,533,160
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum (c)	32,096,321
	Platinum Mining in South Africa
2,230,504	Massmart Holdings	29,131,297
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		372,559,362
	> Canada 4.0%
961,772	CCL Industries	82,405,286
	Largest Global Label Converter
1,067,730	ShawCor	44,524,969
	Oil & Gas Pipeline Products
3,188,000	CAE	41,958,752
	Flight Simulator Equipment & Training Centers
653,200	Onex Capital	36,267,224
	Private Equity
690,857	Baytex	28,446,685
	Oil & Gas Producer in Canada
2,168,377	DeeThree Exploration (c)	18,594,495
1,130,000	DeeThree Exploration (c)(e)	9,496,293
	Canadian Oil & Gas Producer

Number of Shares		Value
	> Canada—continued
709,576	Black Diamond Group	$21,983,698
	Provides Accommodations/Equipment for Oil Sands Development
507,064	AG Growth	21,465,939
	Leading Manufacturer of Augers & Grain Handling Equipment
766,000	Trilogy Energy	18,784,496
	Oil & Gas Producer in Canada
1,901,514	Horizon North Logistics	14,379,608
	Provides Diversified Oil Service Offering in Northern Canada
		338,307,445
	> Australia 3.8%
13,800,000	IAG	71,374,551
	General Insurance Provider
3,500,000	Domino’s Pizza Enterprises	64,954,442
	Domino’s Pizza Operator in Australia/New Zealand & France/Benelux
10,653,000	Challenger Financial	63,381,755
	Largest Annuity Provider
6,520,000	Amcor	62,996,050
	Global Leader in Flexible & Rigid Packaging
10,000,000	SAI Global	38,087,070
	Publishing, Certification, Compliance Services
1,670,000	Austbrokers	15,952,213
	Local Australian Small Business Insurance Broker
		316,746,081
	> United States 1.9%
1,272,297	Textainer Group Holdings	48,690,806
	Top International Container Leasor
601,213	FMC Technologies (c)	31,437,428
	Oil & Gas Well Head Manufacturer
592,080	Atwood Oceanics (c)	29,834,911
	Offshore Drilling Contractor
634,500	Hornbeck Offshore (c)	26,528,445
	Supply Vessel Operator in U.S. Gulf of Mexico
685,900	Rowan (c)	23,101,112
	Contract Offshore Driller
		159,592,702
	> New Zealand 0.8%
12,000,000	Auckland International Airport	39,701,362
	Auckland Airport Operator
8,000,000	Sky City Entertainment	27,304,120
	Casino/Entertainment Complex
		67,005,482
	> Israel 0.5%
791,000	Caesarstone	43,014,580
	Quartz Countertops
Other Countries: Total		1,297,225,652

Latin America 4.5%
	> Brazil 1.7%
4,000,000	Localiza Rent A Car	58,069,634
	Car Rental
58,937,078	Beadell Resources (b)(c)	33,031,903
	Gold Mining in Brazil
1,500,000	Linx	29,623,182
	Retail Management Software in Brazil
6,000,000	Odontoprev	24,089,907
	Dental Insurance
		144,814,626
	> Mexico 1.6%
15,876,000	Qualitas	43,193,713
	Leading Auto Insurer in Mexico & Central America
15,347,000	Genomma Lab Internacional (c)	39,485,713
	Develops, Markets & Distributes Consumer Products
3,466,000	Gruma (c)	28,672,054
	Tortilla Producer & Distributor
200,000	Grupo Aeroportuario del Sureste - ADR	24,528,000
	Mexican Airport Operator
		135,879,480
	> Guatemala 0.4%
1,626,600	Tahoe Resources (c)	34,385,927
	Silver Project in Guatemala

	> Chile 0.3%
840,872	Sociedad Quimica y Minera de Chile - ADR	26,689,278
	Producer of Specialty Fertilizers, Lithium & Iodine

	> Colombia 0.3%
14,729,000	Isagen	24,125,820
	Leading Colombian Electricity Provider

	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(e)(f)	13,421,021
	Farmland Operator in Uruguay
Latin America: Total		379,316,152

Total Equities: 95.3% (Cost: $5,675,061,834)		8,030,892,178	(h)

Short-Term Investments 4.1%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	220,000,000
127,891,288	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	127,891,288
Total Short-Term Investments: 4.1% (Cost: $347,891,288)		347,891,288

Number of Shares		Value
Securities Lending Collateral 1.1%
93,082,112	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (i)	$93,082,112
Total Securities Lending Collateral: 1.1% (Cost: $93,082,112)		93,082,112

Total Investments: 100.5% (Cost: $6,116,035,234)(j)		8,471,865,578	(k)

Obligation to Return Collateral for Securities Loaned: (1.1)%		(93,082,112)

Cash and Other Assets Less Liabilities: 0.6%		53,448,128

Net Assets: 100.0%		$8,432,231,594

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $86,858,504.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/14	Value	Dividend
Beadell Resources	58,937,078	—	—	58,937,078	$33,031,903	$—
Archipelago Resources	31,764,600	—	—	31,764,600	28,596,433	—
Smiths News	10,944,000	321	918,321	10,026,000	25,364,781	1,260,317
Icom	835,000	—	—	835,000	19,142,567	122,596
Empresas Hites (1)	23,162,664	—	23,162,664	—	—	—
Total of Affiliated Transactions	125,643,342	321	24,080,985	101,562,678	$106,135,684	$1,382,913

(1)  At March 31, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2014, was $119,971,259 and $106,135,684, respectively. Investments in affiliated companies represented 1.26% of the Fund’s total net assets at March 31, 2014.

(c)          Non-income producing security.

(d)         The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	31,764,600	GBP	0.58	August 13, 2014	$2,118,254

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

> Notes to Statement of Investments

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of these securities amounted to $51,513,747, which represented 0.61% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/23/10-9/26/13	31,764,600	$18,376,857	$28,596,433
Union Agriculture Group	12/8/10-6/27/12	1,306,818	15,000,000	13,421,021
DeeThree Exploration	9/7/10	1,130,000	2,950,812	9,496,293
			$36,327,669	$51,513,747

(f)           Illiquid security.

(g)          The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(h)         On March 31, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,622,941,816	19.3
Euro	1,067,164,117	12.7
British Pound	863,972,446	10.2
United States Dollar	629,776,883	7.5
Other currencies less than 5% of total net assets	3,847,036,916	45.6
Total Equities	$8,030,892,178	95.3

(i)             Investment made with cash collateral received from securities lending activity.

(j)            At March 31, 2014, for federal income tax purposes, the cost of investments was $6,116,035,234 and net unrealized appreciation was $2,355,830,344 consisting of gross unrealized appreciation of $2,585,801,439 and gross unrealized depreciation of $229,971,095.

(k)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee

> Notes to Statement of Investments

considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$231,586,513	$3,270,210,590	$28,596,433	$3,530,393,536
Europe	88,257,890	2,735,698,948	—	2,823,956,838
Other Countries	531,418,434	765,807,218	—	1,297,225,652
Latin America	332,863,228	33,031,903	13,421,021	379,316,152
Total Equities	1,184,126,065	6,804,748,659	42,017,454	8,030,892,178
Total Short-Term Investments	347,891,288	—	—	347,891,288
Total Securities Lending Collateral	93,082,112	—	—	93,082,112
Total Investments	$1,625,099,465	$6,804,748,659	$42,017,454	$8,471,865,578
Unrealized Appreciation on Options	—	—	2,118,254	2,118,254
Total	$1,625,099,465	$6,804,748,659	$44,135,708	$8,473,983,832

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn USA®

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 98.6%
Information 24.8%
	> Business Software 7.4%
745,000	Informatica (a)	$28,146,100
	Enterprise Data Integration Software
343,000	Ansys (a)	26,417,860
	Simulation Software for Engineers & Designers
265,000	SPS Commerce (a)	16,284,250
	Supply Chain Management Software Delivered via the Web
170,000	NetSuite (a)	16,121,100
	End-to-end IT Systems Solution Delivered Over the Web
85,000	Concur Technologies (a)	8,420,950
	Web-enabled Cost & Expense Management Software
275,000	RealPage (a)	4,994,000
	Software for Managing Rental Properties Delivered via the Web
310,000	Exa (a)	4,110,600
	Simulation Software
60,000	Demandware (a)	3,843,600
	eCommerce Website Platform for Retailers & Apparel Manufacturers
394,187	InContact (a)	3,784,195
	Call Center Systems Delivered via the Web & Telecommunication Services
125,000	Ellie Mae (a)	3,605,000
	Software for Managing & Network for Facilitating Mortgage Origination
82,000	Envestnet (a)	3,294,760
	Technology Platform for Investment Advisors
50,000	Commvault Systems (a)	3,247,500
	Data Storage Management
126,000	E2open (a)	2,969,820
	Supply Chain Management Software & Supplier/Partner Network
53,380	Covisint (a)(b)	391,276
	Collaboration Software Platform Provider
		125,631,011
	> Instrumentation 4.8%
164,000	Mettler-Toledo International (a)	38,651,520
	Laboratory Equipment
427,000	IPG Photonics (a)	30,351,160
	Fiber Lasers
274,000	Trimble Navigation (a)	10,650,380
	GPS-based Instruments
19,118	Measurement Specialties (a)	1,297,156
	Sensors
		80,950,216
	> Telephone & Data Services 2.4%
1,200,000	tw telecom (a)	37,512,000
	Fiber Optic Telephone/Data Services
364,000	Boingo Wireless (a)	2,467,920
	Wholesale & Retail WiFi Networks
		39,979,920
	> Computer Services 2.0%
506,000	ExlService Holdings (a)	15,640,460
	Business Process Outsourcing
327,000	WNS - ADR (India) (a)	5,886,000
	Offshore BPO (Business Process Outsourcing) Services
175,000	Virtusa (a)	5,864,250
	Offshore IT Outsourcing
582,000	RCM Technologies (a)	3,916,860
	Technology & Engineering Services
591,000	Hackett Group	3,534,180
	IT Integration & Best Practice Research
		34,841,750
	> Telecommunications Equipment 1.6%
426,000	Finisar (a)	11,293,260
	Optical Subsystems & Components
281,000	CalAmp (a)	7,831,470
	Machine to Machine Communications
369,000	Ixia (a)	4,612,500
	Telecom Network Test Equipment
464,278	Infinera (a)	4,215,644
	Optical Networking Equipment
		27,952,874
	> Semiconductors & Related Equipment 1.6%
255,000	Monolithic Power Systems (a)	9,886,350
	High Performance Analog & Mixed Signal Integrated Circuits
970,000	Atmel (a)	8,109,200
	Microcontrollers, Radio Frequency & Memory Semiconductors
238,000	Ultratech (a)	6,947,220
	Semiconductor Equipment
45,000	Hittite Microwave	2,836,800
	Radio Frequency, Microwave & Millimeterwave Semiconductors
		27,779,570
	> Gaming Equipment & Services 1.4%
370,110	Bally Technologies (a)	24,527,190
	Slot Machines & Software

	> Mobile Communications 1.1%
197,000	SBA Communications (a)	17,919,120
	Communications Towers

	> Financial Processors 0.8%
139,000	Global Payments	9,884,290
	Credit Card Processor
153,000	Liquidity Services (a)(b)	3,985,650
	E-Auctions for Surplus & Salvage Goods
		13,869,940

Number of Shares		Value
	> Computer Hardware & Related Equipment 0.7%
101,000	Rogers (a)	$6,304,420
	Printed Circuit Materials & High-performance Foams
53,000	Belden	3,688,800
	Specialty Cable
128,000	II-VI (a)	1,975,040
	Laser Optics & Specialty Materials
		11,968,260
	> Contract Manufacturing 0.5%
215,000	Plexus (a)	8,615,050
	Electronic Manufacturing Services

	> Internet Related 0.3%
141,831	RetailMeNot (a)	4,538,592
	Digital Coupon Marketplace

	> Business Information & Marketing Services 0.2%
230,000	RPX (a)	3,744,400
	Patent Aggregation & Defensive Patent Consulting
Information: Total		422,317,893

Industrial Goods & Services 21.0%
	> Machinery 15.1%
871,000	Ametek	44,847,790
	Aerospace/Industrial Instruments
590,000	Nordson	41,589,100
	Dispensing Systems for Adhesives & Coatings
855,000	Donaldson	36,252,000
	Industrial Air Filtration
757,500	HEICO	32,883,075
	FAA Approved Aircraft Replacement Parts
436,000	Moog (a)	28,562,360
	Motion Control Products for Aerospace, Defense & Industrial Markets
237,000	Toro	14,976,030
	Turf Maintenance Equipment
245,000	Generac	14,447,650
	Standby Power Generators
360,000	ESCO Technologies	12,668,400
	Automatic Electric Meter Readers
46,000	Middleby (a)	12,153,660
	Manufacturer of Cooking Equipment
264,000	Kennametal	11,695,200
	Consumable Cutting Tools
134,000	Dorman Products (a)	7,914,040
	Aftermarket Auto Parts Distributor
		257,989,305
	> Industrial Materials & Specialty Chemicals 2.4%
539,000	Drew Industries	29,213,800
	RV & Manufactured Home Components
290,000	PolyOne	10,631,400
	Intermediate Stage Chemicals Producer
		39,845,200
	> Electrical Components 1.5%
152,000	Acuity Brands	20,150,640
	Commercial Lighting Fixtures
239,000	Thermon (a)	5,540,020
	Global Engineered Thermal Solutions
		25,690,660
	> Industrial Distribution 0.8%
90,000	WESCO International (a)	7,489,800
	Industrial Distributor
217,000	MRC Global (a)	5,850,320
	Industrial Distributor
		13,340,120
	> Other Industrial Services 0.6%
109,000	Forward Air	5,025,990
	Freight Transportation Between Airports
151,000	KAR Auction Services	4,582,850
	Auto Auctions
132,274	Acorn Energy (a)(b)	448,409
	Fiber Optic Oil Well Monitoring & Evaluation
		10,057,249
	> Construction 0.4%
86,000	Fortune Brands Home & Security	3,618,880
	Home Building Supplies & Small Locks
263,039	PGT (a)	3,027,579
	Wind Resistant Windows & Doors
		6,646,459
	> Waste Management 0.2%
82,000	Waste Connections	3,596,520
	Solid Waste Management
Industrial Goods & Services: Total		357,165,513

Consumer Goods & Services 16.6%
	> Travel 5.0%
1,183,950	Avis Budget Group (a)	57,658,365
	Second Largest Car Rental Company
614,000	Hertz (a)	16,356,960
	Largest U.S. Rental Car Operator
135,000	HomeAway (a)	5,085,450
	Vacation Rental Online Marketplace
100,666	Choice Hotels	4,630,636
	Franchisor of Budget Hotel Brands
29,000	Vail Resorts	2,021,300
	Ski Resort Operator & Developer
		85,752,711
	> Retail 3.1%
238,000	Casey’s General Stores	16,086,420
	Owner/Operator of Convenience Stores

Number of Shares		Value
	> Retail—continued
620,000	Pier 1 Imports	$11,705,600
	Home Furnishing Retailer
185,991	Shutterfly (a)	7,938,096
	Internet Photo-centric Retailer
201,000	The Fresh Market (a)	6,753,600
	Specialty Food Retailer
135,000	Kate Spade & Company (a)	5,007,150
	Global Lifestyle Brand
46,400	Restoration Hardware Holdings (a)	3,414,576
	Specialty Home Furnishing Retailer
101,500	Burlington Stores (a)	2,996,280
	Off-Price Apparel Retailer
		53,901,722
	> Furniture & Textiles 2.6%
333,814	Caesarstone (Israel)	18,152,805
	Quartz Countertops
688,000	Interface	14,138,400
	Modular Carpet
640,000	Knoll	11,641,600
	Office Furniture
		43,932,805
	> Consumer Goods Distribution 2.0%
358,000	Pool	21,952,560
	Swimming Pool Supplies & Equipment Distributor
353,000	The Chefs’ Warehouse (a)	7,554,200
	Distributor of Specialty Foods to Fine Dining Restaurants
79,000	United Natural Foods (a)	5,602,680
	Distributor of Natural/Organic Foods to Grocery Stores
		35,109,440
	> Other Consumer Services 1.2%
293,000	Lifetime Fitness (a)	14,093,300
	Sport & Fitness Club Operator
252,000	Blackhawk Network (a)	6,146,280
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
		20,239,580
	> Other Durable Goods 1.2%
187,000	Cavco Industries (a)	14,670,150
	Manufactured Homes
297,000	Select Comfort (a)	5,369,760
	Specialty Mattresses
		20,039,910
	> Food & Beverage 0.6%
372,705	Boulder Brands (a)	6,567,062
	Healthy Food Products
100,000	B&G Foods	3,011,000
	Acquirer of Small Food Brands
		9,578,062
	> Restaurants 0.3%
112,000	Fiesta Restaurant Group (a)	5,106,080
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana

	> Nondurables 0.3%
166,000	Prestige Brands Holdings (a)	4,523,500
	Household & Personal Care Products

	> Apparel 0.2%
475,000	Quiksilver (a)	3,567,250
	Action Sports Lifestyle Branded Apparel & Footwear

	> Educational Services 0.1%
34,350	ITT Educational Services (a)(b)	985,158
	Post-secondary Degree Services
Consumer Goods & Services: Total		282,736,218

Finance 14.0%
	> Banks 8.4%
801,000	MB Financial	24,798,960
	Chicago Bank
164,000	SVB Financial Group (a)	21,119,920
	Bank to Venture Capitalists
993,000	Associated Banc-Corp	17,933,580
	Midwest Bank
392,597	Lakeland Financial	15,790,251
	Indiana Bank
173,000	City National	13,618,560
	Bank & Asset Manager
1,615,986	First Busey	9,372,719
	Illinois Bank
228,000	Hancock Holding	8,356,200
	Gulf Coast Bank
487,000	TCF Financial	8,113,420
	Great Lakes Bank
566,750	Valley National Bancorp (b)	5,899,868
	New Jersey/New York Bank
571,000	First Commonwealth	5,161,840
	Western Pennsylvania Bank
695,000	TrustCo Bank	4,892,800
	New York State Bank
171,826	Sandy Spring Bancorp	4,292,213
	Baltimore & Washington, D.C. Bank
154,849	Guaranty Bancorp	2,206,598
	Colorado Bank
89,700	Hudson Valley	1,708,785
	Metro New York City Bank
		143,265,714
	> Finance Companies 3.5%
673,208	CAI International (a)	16,608,041
	International Container Leasing
389,000	Textainer Group Holdings	14,887,030
	Top International Container Leasor
180,689	World Acceptance (a)(b)	13,566,130
	Personal Loans
315,000	McGrath Rentcorp	11,012,400
	Temporary Space & IT Rentals
91,000	Marlin Business Services	1,893,710
	Small Equipment Leasing
39,641	H & E Equipment Services (a)	1,603,479
	Heavy Equipment Leasing
		59,570,790

Number of Shares		Value
	> Savings & Loans 1.0%
393,487	ViewPoint Financial	$11,352,100
	Texas Thrift
128,000	Berkshire Hills Bancorp	3,312,640
	Northeast Thrift
154,268	Simplicity Bancorp	2,715,117
	Los Angeles Savings & Loan
		17,379,857
	> Insurance 0.6%
35,000	Enstar Group (a)	4,770,850
	Insurance/Reinsurance & Related Services
45,000	Allied World Holdings	4,643,550
	Commercial Lines Insurance/Reinsurance
		9,414,400
	> Brokerage & Money Management 0.5%
139,000	SEI Investments	4,671,790
	Mutual Fund Administration & Investment Management
200,000	Kennedy-Wilson Holdings	4,502,000
	Global Distressed Real Estate
		9,173,790
Finance: Total		238,804,551

Health Care 10.9%
	> Biotechnology & Drug Delivery 5.4%
300,380	Synageva Biopharma (a)	24,922,528
	Biotech Focused on Orphan Diseases
516,000	Seattle Genetics (a)	23,508,960
	Antibody-based Therapies for Cancer
295,500	NPS Pharmaceuticals (a)	8,844,315
	Orphan Drugs & Healthy Royalties
97,000	BioMarin Pharmaceutical (a)	6,616,370
	Biotech Focused on Orphan Diseases
265,000	Sarepta Therapeutics (a)	6,367,950
	Biotech Focused on Rare Diseases
88,795	Alnylam Pharmaceuticals (a)	5,961,696
	Biotech Developing Drugs for Rare Diseases
156,200	InterMune (a)	5,228,014
	Drugs for Pulmonary Fibrosis & Hepatitis C
294,000	Celldex Therapeutics (a)	5,194,980
	Biotech Developing Drugs for Cancer
61,185	Ultragenyx (a)	2,991,335
	Biotech Focused on “Ultra-Orphan” Drugs
9,000	Intercept Pharmaceuticals (a)	2,968,110
	Biotech Developing Drugs for Several Diseases
228	CymaBay Therapeutics (a)	1,710
	Diabetes Drug Development
		92,605,968
	> Medical Supplies 2.1%
552,600	Cepheid (a)	28,503,108
	Molecular Diagnostics
87,000	Bio-Techne	7,427,190
	Cytokines, Antibodies & Other Reagents for Life Science
		35,930,298
	> Health Care Services 1.8%
960,000	Allscripts Healthcare Solutions (a)	17,308,800
	Health Care IT
150,000	HealthSouth	5,389,500
	Inpatient Rehabilitation Facilities
112,000	Envision Healthcare Holdings (a)	3,788,960
	Provider of Health Care Outsourcing Services
62,000	Medidata Solutions (a)	3,369,080
	Cloud-based Software for Drug Studies
6,000	Castlight Health (a)	127,320
	Provider of Cloud-based Software for Managing Health Care Costs
		29,983,660
	> Pharmaceuticals 1.1%
699,200	Akorn (a)	15,382,400
	Develops, Manufactures & Sells Specialty Generic Drugs
331,180	Alimera Sciences (a)(b)	2,613,010
	Ophthalmology-focused Pharmaceutical Company
31,509	Revance Therapeutics (a)	992,534
	Drug Developer Focused on Aesthetics
		18,987,944
	> Medical Equipment & Devices 0.5%
120,000	Sirona Dental Systems (a)	8,960,400
	Manufacturer of Dental Equipment
Health Care: Total		186,468,270

Other Industries 6.2%
	> Real Estate 5.2%
832,000	Extra Space Storage	40,360,320
	Self Storage Facilities
986,800	EdR	9,739,716
	Student Housing
1,255,000	Kite Realty Group	7,530,000
	Community Shopping Centers
223,000	Coresite Realty	6,913,000
	Data Centers
871,000	DCT Industrial Trust	6,863,480
	Industrial Properties
356,000	St. Joe (a)	6,853,000
	Florida Panhandle Landowner
91,000	Post Properties	4,468,100
	Multifamily Properties
196,200	Biomed Realty Trust	4,020,138
	Life Science-focused Office Buildings

Number of Shares		Value
	> Real Estate—continued
90,000	American Residential Properties (a)(b)	$1,618,200
	Single-family Rental Properties
		88,365,954
	> Transportation 1.0%
468,091	Rush Enterprises, Class A (a)	15,203,596
105,000	Rush Enterprises, Class B (a)	2,963,100
	Truck Sales & Service
		18,166,696
Other Industries: Total		106,532,650

Energy & Minerals 5.1%
	> Oil & Gas Producers 3.1%
237,000	Rosetta Resources (a)	11,039,460
	Oil & Gas Producer Exploring in Texas
134,000	PDC Energy (a)	8,342,840
	Oil & Gas Producer in U.S.
103,000	SM Energy	7,342,870
	Oil & Gas Producer
205,000	Bill Barrett Corporation (a)	5,248,000
	Oil & Gas Producer in U.S. Rockies
46,000	Clayton Williams (a)	5,198,460
	Oil & Gas Producer
95,000	Carrizo Oil & Gas (a)	5,078,700
	Oil & Gas Producer
240,000	WPX Energy (a)	4,327,200
	Oil & Gas Produced in U.S. & Argentina
159,000	Laredo Petroleum (a)	4,111,740
	Permian Basin Oil Producer
45,000	Rice Energy (a)	1,187,550
	Natural Gas Producer
19,548	Matador Resources (a)	478,731
	Oil & Gas Producer in Texas & Louisiana
		52,355,551
	> Oil Services 1.1%
224,000	Hornbeck Offshore (a)	9,365,440
	Supply Vessel Operator in U.S. Gulf of Mexico
113,000	Atwood Oceanics (a)	5,694,070
	Offshore Drilling Contractor
54,384	Chart Industries (a)	4,326,247
	Manufacturer of Natural Gas Processing/Storage Equipment
		19,385,757
	> Mining 0.9%
70,000	Core Labs (Netherlands)	13,890,800
	Oil & Gas Reservoir Consulting
546,000	Alexco Resource (a)(b)	819,000
	Mining, Exploration & Environmental Services
		14,709,800
Energy & Minerals: Total		86,451,108

Total Equities: 98.6% (Cost: $878,358,451)		1,680,476,203	(c)

Short-Term Investments 1.5%
25,379,582	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	25,379,582
Total Short-Term Investments: 1.5% (Cost: $25,379,582)		25,379,582

Securities Lending Collateral 1.0%
17,021,662	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	17,021,662
Total Securities Lending Collateral: 1.0% (Cost: $17,021,662)		17,021,662

Total Investments: 101.1% (Cost: $920,759,695)(e)		1,722,877,447	(f)

Obligation to Return Collateral for Securities Loaned: (1.0)%		(17,021,662)

Cash and Other Assets Less Liabilities: (0.1)%		(965,552)

Net Assets: 100.0%		$1,704,890,233

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $16,882,366.

> Notes to Statement of Investments

(c)          On March 31, 2014, the market value of foreign securities represented 2.22% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$18,152,805	1.06
Netherlands	13,890,800	0.81
India	5,886,000	0.35
Total Foreign Portfolio	$37,929,605	2.22

(d)         Investment made with cash collateral received from securities lending activity.

(e)          At March 31, 2014, for federal income tax purposes, the cost of investments was $920,759,695 and net unrealized appreciation was $802,117,752 consisting of gross unrealized appreciation of $825,391,301 and gross unrealized depreciation of $23,273,549.

(f)           Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$422,317,893	$—	$—	$422,317,893
Industrial Goods & Services	357,165,513	—	—	357,165,513
Consumer Goods & Services	282,736,218	—	—	282,736,218
Finance	238,804,551	—	—	238,804,551
Health Care	186,468,270	—	—	186,468,270
Other Industries	106,532,650	—	—	106,532,650
Energy & Minerals	86,451,108	—	—	86,451,108
Total Equities	1,680,476,203	—	—	1,680,476,203
Total Short-Term Investments	25,379,582	—	—	25,379,582
Total Securities Lending Collateral	17,021,662	—	—	17,021,662
Total Investments	$1,722,877,447	$—	$—	$1,722,877,447

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table shows transfers between Level 1 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 3	Level 1	Level 3
$970	$—	$—	$970

Financial assets were transferred from Level 3 to Level 1 as stock commenced trading on an exchange.

Columbia Acorn International SelectSM

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 92.9%
Asia 38.3%
	> Japan 15.3%
108,700	Rinnai	$9,561,474
	Gas Appliances for Household & Commercial Use
350,000	NGK Spark Plug	7,865,206
	Automobile Parts
1,726,000	Seven Bank	6,773,512
	ATM Processing Services
172,000	Dentsu	6,513,301
	Advertising Agency
2,750	Nippon Prologis REIT	5,551,061
	Logistics REIT in Japan
4,205	Orix JREIT	5,249,867
	Diversified REIT
74,000	Makita	4,073,968
	Power Tools
91,000	FamilyMart	4,001,820
	Convenience Store Operator
206,000	Park24	3,914,237
	Parking Lot Operator
		53,504,446
	> Singapore 6.9%
9,513,999	Ascendas REIT	17,125,177
	Industrial Property Landlord
8,571,000	Mapletree Logistics Trust	7,125,657
	Industrial Property Landlord
		24,250,834
	> Korea 5.8%
97,400	KT&G	7,335,891
	Leading Producer of Tobacco & Ginseng
108,700	KEPCO Plant Service & Engineering	6,931,065
	Power Plant & Grid Maintenance
47,500	CJ Corp	6,084,269
	Holding Company of Korean Consumer Conglomerate
		20,351,225
	> Taiwan 4.4%
6,700,000	Far EasTone Telecom	14,182,534
	Taiwan’s Third Largest Mobile Operator
34,000	Hermes Microvision	1,365,029
	E-beam Inspection Systems for Semiconductor Integrated Circuits
		15,547,563
	> Indonesia 3.1%
11,903,000	Archipelago Resources (a)(b)(c)	10,715,808
	Gold Mining Projects in Indonesia, Vietnam & the Philippines

	> Hong Kong 2.8%
170,000	Melco Crown Entertainment - ADR	6,570,500
	Macau Casino Operator
1,000,000	Melco International	3,362,155
	Macau Casino Operator
		9,932,655
Asia: Total		134,302,531

Europe 29.7%
	> United Kingdom 9.8%
720,000	Jardine Lloyd Thompson Group	12,771,704
	International Business Insurance Broker
310,000	Babcock International	6,961,519
	Public Sector Outsourcer
440,000	Smith & Nephew	6,667,934
	Medical Equipment & Supplies
70,442	Whitbread	4,887,744
	The UK’s Leading Hotelier & Coffee Shop
270,000	Telecity	3,141,911
	European Data Center Provider
		34,430,812
	> Denmark 3.9%
131,474	SimCorp	5,337,223
	Software for Investment Managers
104,500	Novozymes	4,595,081
	Industrial Enzymes
67,300	Jyske Bank (d)	3,698,218
	Danish Bank
		13,630,522
	> France 3.8%
169,300	Neopost (e)	13,369,091
	Postage Meter Machines

	> Norway 2.7%
724,000	Orkla	6,172,584
	Food & Brands, Aluminum, Chemicals Conglomerate
180,000	Subsea 7	3,345,803
	Offshore Subsea Contractor
		9,518,387
	> Germany 2.7%
630,000	Telefonica Deutschland	5,021,781
	Mobile & Fixed-line Communications in Germany
107,400	Wirecard	4,456,542
	Online Payment Processing & Risk Management
		9,478,323
	> Sweden 2.6%
169,000	Swedish Match	5,522,535
	Market Leader in Swedish Snus
99,000	Hexagon	3,363,580
	Design, Measurement & Visualization Software & Equipment
		8,886,115

Number of Shares		Value
	> Switzerland 2.1%
26,100	Partners Group	$7,333,567
	Private Markets Asset Management

	> Netherlands 1.1%
33,000	Gemalto	3,843,394
	Digital Security Solutions

	> Spain 1.0%
66,000	Viscofan	3,451,963
	Sausage Casings Maker
Europe: Total		103,942,174

Other Countries 18.9%
	> Australia 11.4%
2,200,000	IAG	11,378,552
	General Insurance Provider
1,674,000	Challenger Financial	9,959,735
	Largest Annuity Provider
790,000	Amcor	7,632,957
	Global Leader in Flexible & Rigid Packaging
465,000	Crown Resorts	7,191,772
	Australian Casino Operator
1,700,000	Regis Resources	3,579,320
	Gold Mining in Australia
		39,742,336
	> Canada 4.0%
119,000	CCL Industries	10,196,002
	Largest Global Label Converter
159,000	Goldcorp	3,892,320
	Gold Mining
		14,088,322
	> South Africa 3.5%
710,000	Coronation Fund Managers	6,676,482
	South African Fund Manager
50,000	Naspers	5,515,482
	Media in Africa, China, Russia & Other Emerging Markets
		12,191,964
Other Countries: Total		66,022,622

Latin America 6.0%
	> Guatemala 3.5%
588,000	Tahoe Resources (d)	12,430,176
	Silver Project in Guatemala

	> Brazil 1.9%
12,057,582	Beadell Resources (d)	6,757,798
	Gold Mining in Brazil

	> Uruguay 0.6%
191,666	Union Agriculture Group (a)(c)(d)	1,968,410
	Farmland Operator in Uruguay
Latin America: Total		21,156,384

Total Equities: 92.9% (Cost: $262,562,152)		325,423,711	(f)

Short-Term Investments 6.6%
20,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	20,000,000
3,144,049	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	3,144,049
Total Short-Term Investments: 6.6% (Cost: $23,144,049)		23,144,049

Securities Lending Collateral —%
124,396	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	124,396
Total Securities Lending Collateral: —% (Cost: $124,396)		124,396

Total Investments: 99.5% (Cost: $285,830,597)(h)		348,692,156	(i)

Obligation to Return Collateral for Securities Loaned: (—)%		(124,396)

Cash and Other Assets Less Liabilities: 0.5%		1,729,096

Net Assets: 100.0%		$350,296,856

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of these securities amounted to $12,684,218, which represented 3.62% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10-9/26/13	11,903,000	$12,066,977	$10,715,808
Union Agriculture Group	12/8/10-6/27/12	191,666	2,200,000	1,968,410
			$14,266,977	$12,684,218

> Notes to Statement of Investments

(b)         The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	11,903,000	GBP	0.58	August 13, 2014	$793,764

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(c)          Illiquid security.

(d)         Non-income producing security.

(e)          All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $118,976.

(f)           On March 31, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$53,504,446	15.3
Australian Dollar	46,500,134	13.3
British Pound	45,146,619	12.9
Euro	30,142,772	8.6
Singapore Dollar	24,250,834	6.9
Canadian Dollar	22,626,178	6.4
South Korean Won	20,351,225	5.8
Other currencies less than 5% of total net assets	82,901,503	23.7
Total Equities	$325,423,711	92.9

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2014, for federal income tax purposes, the cost of investments was $285,830,597 and net unrealized appreciation was $62,861,559 consisting of gross unrealized appreciation of $76,031,590 and gross unrealized depreciation of $13,170,031.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

At March 31, 2014, the Fund had entered into the following forward foreign currency exchange contract:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	97,024,500	$9,000,000	4/15/14	$(197,540)

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at

> Notes to Statement of Investments

amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$6,570,500	$117,016,223	$10,715,808	$134,302,531
Europe	—	103,942,174	—	103,942,174
Other Countries	14,088,322	51,934,300	—	66,022,622
Latin America	12,430,176	6,757,798	1,968,410	21,156,384
Total Equities	33,088,998	279,650,495	12,684,218	325,423,711
Total Short-Term Investments	23,144,049	—	—	23,144,049
Total Securities Lending Collateral	124,396	—	—	124,396
Total Investments	$56,357,443	$279,650,495	$12,684,218	$348,692,156
Unrealized Appreciation (Depreciation) on:
Forward Foreign Currency Exchange Contracts	—	(197,540)	—	(197,540)
Options	—	—	793,764	793,764
Total	$56,357,443	$279,452,955	$13,477,982	$349,288,380

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

> Notes to Statement of Investments

The following table reconciles asset balances for the period ending March 31, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Equities
Asia	$10,249,601	$—	$466,207	$—	$—	$—	$—	$10,715,808
Latin America	2,048,910	—	(80,500)	—	—	—	—	1,968,410
Options
Asia	985,539	—	(191,775)	—	—	—	—	793,764
	$13,284,050	$—	$193,932	$—	$—	$—	$—	$13,477,982

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $193,932.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$10,715,808	Discounted cash flow	Enterprise valuation and illiquid discount	14.6% to 19.5%
Latin America	$1,968,410	Market comparable companies	Discount for lack of marketability	8% to 13%
Options
Asia	$793,764	Income approach	Illiquid discount	0.6%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn SelectSM

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 98.6%
Industrial Goods & Services 26.3%
	> Machinery 17.6%
925,000	Ametek	$47,628,250
	Aerospace/Industrial Instruments
800,000	Donaldson	33,920,000
	Industrial Air Filtration
505,000	Kennametal	22,371,500
	Consumable Cutting Tools
220,000	Pall	19,683,400
	Life Science, Water & Industrial Filtration
270,000	Nordson	19,032,300
	Dispensing Systems for Adhesives & Coatings
		142,635,450
	> Outsourcing Services 3.1%
670,000	Quanta Services (a)	24,723,000
	Electrical & Telecom Construction Services

	> Industrial Distribution 2.5%
190,000	Airgas	20,236,900
	Industrial Gas Distributor

	> Industrial Materials & Specialty Chemicals 1.8%
190,000	FMC Corporation	14,546,400
	Niche Specialty Chemicals

	> Other Industrial Services 1.3%
400,000	LKQ (a)	10,540,000
	Alternative Auto Parts Distribution
Industrial Goods & Services: Total		212,681,750

Information 22.0%
	> Instrumentation 5.4%
95,000	Mettler-Toledo International (a)	22,389,600
	Laboratory Equipment
550,000	Trimble Navigation (a)	21,378,500
	GPS-based Instruments
		43,768,100
	> Computer Hardware & Related Equipment 3.7%
325,000	Amphenol	29,786,250
	Electronic Connectors

	> Computer Services 3.4%
1,510,000	WNS - ADR (India) (a)	27,180,000
	Offshore BPO (Business Process Outsourcing) Services

	> Mobile Communications 3.0%
270,000	SBA Communications (a)	24,559,200
	Communications Towers

	> Business Software 2.8%
180,000	Ansys (a)	13,863,600
	Simulation Software for Engineers & Designers
234,000	Informatica (a)	8,840,520
	Enterprise Data Integration Software
		22,704,120
	> Telecommunications Equipment 2.4%
180,000	F5 Networks (a)	19,193,400
	Internet Traffic Management Equipment

	> Contract Manufacturing 0.9%
440,000	Sanmina-SCI (a)	7,678,000
	Electronic Manufacturing Services

	> Semiconductors & Related Equipment 0.4%
360,000	Atmel (a)	3,009,600
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		177,878,670

Finance 16.3%
	> Banks 5.0%
333,000	City National	26,213,760
	Bank & Asset Manager
800,000	Associated Banc-Corp	14,448,000
	Midwest Bank
		40,661,760
	> Credit Cards 4.3%
604,000	Discover Financial Services	35,146,760
	Credit Card Company

	> Insurance 4.2%
1,875,000	CNO Financial Group	33,937,500
	Life, Long-term Care & Medical Supplement Insurance

	> Brokerage & Money Management 2.8%
665,000	SEI Investments	22,350,650
	Mutual Fund Administration & Investment Management
Finance: Total		132,096,670

Consumer Goods & Services 14.7%
	> Travel 5.8%
950,000	Hertz (a)	25,308,000
	Largest U.S. Rental Car Operator
220,000	Vail Resorts	15,334,000
	Ski Resort Operator & Developer
130,000	Choice Hotels	5,980,000
	Franchisor of Budget Hotel Brands
		46,622,000
	> Retail 3.7%
205,000	Casey’s General Stores	13,855,950
	Owner/Operator of Convenience Stores
115,000	ULTA (a)	11,210,200
	Specialty Beauty Product Retailer
195,000	Best Buy	5,149,950
	Consumer Electronic Specialty Retailer
		30,216,100
	> Other Consumer Services 3.3%
340,000	Lifetime Fitness (a)	16,354,000
	Sport & Fitness Club Operator
400,000	Blackhawk Network (a)	9,756,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards

Number of Shares		Value
	> Other Consumer Services—continued
647,938	IFM Investments (Century 21 China RE) - ADR (China) (a)	$1,030,221
	Provide Real Estate Services in China
		27,140,221
	> Apparel 1.4%
89,000	PVH	11,104,530
	Apparel Wholesaler & Retailer

	> Educational Services 0.4%
120,000	ITT Educational Services (a)	3,441,600
	Post-secondary Degree Services

	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)	678,426
	Produces an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		119,202,877

Energy & Minerals 9.3%
	> Oil & Gas Producers 5.9%
3,025,000	Canacol (Colombia) (a)	19,099,503
	Oil Producer in South America
20,600,000	Shamaran Petroleum (Iraq) (a)	8,385,346
	Oil Exploration & Production in Kurdistan
410,000	Pacific Rubiales Energy (Colombia)	7,384,080
	Oil Production & Exploration in Colombia
22,500,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)(c)	5,607,191
	Oil & Gas Exploration/Production in the North Sea
58,300	Antero Resources (a)	3,649,580
	Utica & Marcellus Shale
12,000,000	Petromanas (Canada) (a)	2,225,237
	Exploring for Oil in Albania
33,700,000	Petrodorado Energy (Colombia) (a)(b)	1,219,358
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		47,570,295
	> Agricultural Commodities 2.2%
1,742,424	Union Agriculture Group (Uruguay) (a)(c)(d)	17,894,694
	Farmland Operator in Uruguay

	> Oil Services 0.7%
173,000	Rowan (a)	5,826,640
	Contract Offshore Driller

	> Alternative Energy 0.5%
2,000,000	Synthesis Energy Systems (China) (a)	3,920,000
	Owner/Operator of Gasification Plants/Technology Licenses
Energy & Minerals: Total		75,211,629

Health Care 6.0%
	> Medical Supplies 4.2%
330,000	Cepheid (a)	17,021,400
	Molecular Diagnostics
142,000	Henry Schein (a)	16,950,540
	Largest Distributor of Healthcare Products
		33,971,940
	> Biotechnology & Drug Delivery 1.8%
310,000	Seattle Genetics (a)	14,123,600
	Antibody-based Therapies for Cancer
Health Care: Total		48,095,540

Other Industries 4.0%
	> Real Estate 4.0%
430,000	Post Properties	21,113,000
	Multifamily Properties
230,000	Extra Space Storage	11,157,300
	Self Storage Facilities
		32,270,300
Other Industries: Total		32,270,300

Total Equities: 98.6% (Cost: $497,437,515)		797,437,436	(e)

Short-Term Investments 1.5%
12,193,976	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	12,193,976
Total Short-Term Investments: 1.5% (Cost: $12,193,976)		12,193,976

Total Investments: 100.1% (Cost: $509,631,491) (f)		809,631,412	(g)

Cash and Other Assets Less Liabilities: (0.1)%		(593,287)

Net Assets: 100.0%		$809,038,125

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/14	Value	Dividend
Canadian Overseas Petroleum	24,000,000	—	1,500,000	22,500,000	$5,607,191	$—
IFM Investments (Century 21 China RE) - ADR (1)	898,852	—	250,914	647,938	1,030,221	—
Petrodorado Energy	33,700,000	—	—	33,700,000	1,219,358	—
Total of Affiliated Transactions	58,598,852	—	1,750,914	56,847,938	$7,856,770	$—

(1) At March 31, 2014, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2014, was $23,207,419 and $6,826,549, respectively. Investments in affiliated companies represented 0.84% of the Fund’s total net assets at March 31, 2014.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of these securities amounted to $23,501,885, which represented 2.90% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$17,894,694
Canadian Overseas Petroleum	11/24/10	22,500,000	9,596,330	5,607,191
			$29,596,330	$23,501,885

(d)         Illiquid security.

(e)          On March 31, 2014, the market value of foreign securities represented 11.70% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Colombia	$27,702,940	3.43
India	27,180,000	3.36
Uruguay	17,894,694	2.21
Iraq	8,385,346	1.04
United Kingdom	5,607,191	0.69
China	4,950,221	0.61
Canada	2,903,664	0.36
Total Foreign Portfolio	$94,624,056	11.70

(f)           At March 31, 2014, for federal income tax purposes, the cost of investments was $509,631,491 and net unrealized appreciation was $299,999,921 consisting of gross unrealized appreciation of $335,154,064 and gross unrealized depreciation of $35,154,143.

(g)          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$212,681,750	$—	$—	$212,681,750
Information	177,878,670	—	—	177,878,670
Finance	132,096,670	—	—	132,096,670
Consumer Goods & Services	119,202,877	—	—	119,202,877
Energy & Minerals	51,709,744	5,607,191	17,894,694	75,211,629
Health Care	48,095,540	—	—	48,095,540
Other Industries	32,270,300	—	—	32,270,300
Total Equities	773,935,551	5,607,191	17,894,694	797,437,436
Total Short-Term Investments	12,193,976	—	—	12,193,976
Total Investments	$786,129,527	$5,607,191	$17,894,694	$809,631,412

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending March 31, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Equities
Energy & Minerals	$18,626,513	$—	$(731,819)	$—	$—	$—	$—	$17,894,694

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $731,819.

> Notes to Statement of Investments

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Energy & Minerals	$17,894,694	Market comparable companies	Discount for lack of marketability	8% to 13%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Thermostat FundSM

Statement of Investments, March 31, 2014

Number of Shares		Value
	> Affiliated Bond Funds 89.8%
46,966,537	Columbia Short Term Bond Fund, Class I (a)	$468,256,374
34,541,806	Columbia Income Opportunities Fund, Class I (a)	352,326,427
38,597,441	Columbia Intermediate Bond Fund, Class I (a)	351,236,711
Total Affiliated Bond Funds: (Cost: $1,165,582,728)		1,171,819,512

	> Affiliated Stock Funds 9.9%
1,426,823	Columbia Dividend Income Fund, Class I (a)	26,553,180
548,713	Columbia Acorn International, Class I (a)	25,943,147
941,537	Columbia Contrarian Core Fund, Class I (a)	19,593,387
512,490	Columbia Acorn Fund, Class I (a)	19,151,739
692,164	Columbia Large Cap Enhanced Core Fund, Class I (a)	13,158,035
482,291	Columbia Acorn Select, Class I (a)	12,886,800
623,635	Columbia Select Large Cap Growth Fund, Class I (a)(b)	12,079,815
Total Affiliated Stock Funds: (Cost: $90,822,786)		129,366,103

	> Short-Term Investments 0.1%
1,031,762	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	1,031,762
Total Short-Term Investments: (Cost: $1,031,762)		1,031,762

Total Investments: 99.8% (Cost: $1,257,437,276)(c)		1,302,217,377	(d)

Cash and Other Assets Less Liabilities: 0.2%		3,129,047

Net Assets: 100.0%		$1,305,346,424

> Notes to Statement of Investments

(a)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Security	Balance of Shares Held 12/31/13	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/14	Value	Dividend
Columbia Short Term Bond Fund, Class I	47,811,438	2,981,942	3,826,843	46,966,537	$468,256,374	$1,337,459
Columbia Income Opportunities Fund, Class I	35,741,824	1,808,227	3,008,245	34,541,806	352,326,427	4,549,299
Columbia Intermediate Bond Fund, Class I	39,903,530	2,536,789	3,842,878	38,597,441	351,236,711	2,400,058
Columbia Dividend Income Fund, Class I	1,469,969	828,716	871,862	1,426,823	26,553,180	161,926
Columbia Acorn International, Class I	583,352	315,675	350,314	548,713	25,943,147	—
Columbia Contrarian Core Fund, Class I	984,664	548,011	591,138	941,537	19,593,387	—
Columbia Acorn Fund, Class I	545,386	306,100	338,996	512,490	19,151,739	—
Columbia Large Cap Enhanced Core Fund, Class I	720,935	404,479	433,250	692,164	13,158,035	—
Columbia Acorn Select, Class I	509,430	284,250	311,389	482,291	12,886,800	—
Columbia Select Large Cap Growth Fund, Class I	700,545	375,125	452,035	623,635	12,079,815	—
Total of Affiliated Transactions	128,971,073	10,389,314	14,026,950	125,333,437	$1,301,185,615	$8,448,742

The aggregate cost and value of these companies at March 31, 2014, was $1,256,405,514 and $1,301,185,615, respectively. Investments in affiliated companies represented 99.68% of the Fund’s total net assets at March 31, 2014.

(b)         Non-income producing security.

(c)          At March 31, 2014, for federal income tax purposes, the cost of investments was $1,257,437,276 and net unrealized appreciation was $44,780,101 consisting of gross unrealized appreciation of $49,514,685 and gross unrealized depreciation of $4,734,584.

(d)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$1,171,819,512	$—	$—	$1,171,819,512
Total Affiliated Stock Funds	129,366,103	—	—	129,366,103
Total Short-Term Investments	1,031,762	—	—	1,031,762
Total Investments	$1,302,217,377	$—	$—	$1,302,217,377

There were no transfers of financial assets between levels during the period.

Columbia Acorn Emerging Markets FundSM

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 97.1%
Asia 58.6%
	> Indonesia 9.8%
54,833,000	MNC Skyvision	$11,571,588
	Largest Satellite Pay TV Operator in Indonesia
6,677,000	Matahari Department Store (a)	8,208,389
	Largest Department Store Chain in Indonesia
21,295,479	Surya Citra Media	6,023,456
	Free to Air TV Station in Indonesia
66,827,700	Arwana Citramulia	5,577,393
	Ceramic Tiles for Home Decoration
82,889,190	Ace Indonesia	5,493,713
	Home Improvement Retailer
2,039,100	Mayora Indah	5,420,106
	Consumer Branded Food Manufacturer
9,323,409	Tower Bersama Infrastructure (a)	4,943,187
	Communications Towers
1,591,929	Archipelago Resources (b)(c)(d)(e)	1,433,152
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		48,670,984
	> Taiwan 8.6%
3,561,000	Far EasTone Telecom	7,537,911
	Taiwan’s Third Largest Mobile Operator
967,169	Advantech	6,282,636
	Industrial PC & Components
3,529,631	Lite-On Technology	5,276,910
	Mobile Device, LED & PC Server Component Supplier
848,000	Delta Electronics	5,251,866
	Industrial Automation, Switching Power Supplies & Passive Components
653,000	PC Home	4,900,145
	Taiwanese Internet Retail Company
280,000	Ginko International	4,837,871
	Largest Contact Lens Maker in China
196,000	St. Shine Optical	4,381,081
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
1,797,990	Chroma Ate	4,294,776
	Automatic Test Systems, Testing & Measurement Instruments
		42,763,196
	> China 7.8%
276,445	WuXi PharmaTech - ADR (a)	10,189,763
	Largest Contract Research Organization Business in China
13,122,000	AMVIG Holdings	5,023,033
	Chinese Tobacco Packaging Material Supplier
4,090,000	Sihuan Pharmaceuticals	4,940,958
	Leading Chinese Generic Drug Manufacturer
70,809	SouFun - ADR	4,844,752
	Chinese Real Estate Internet Portal
134,948	BitAuto - ADR (a)	4,836,536
	Auto Vertical Website
668,000	Biostime	4,589,761
	Pediatric Nutrition & Baby Care Products Provider
5,774,000	NewOcean Energy	4,481,593
	Southern China Liquefied Petroleum Gas Distributor
		38,906,396
	> India 7.0%
1,518,065	Zee Entertainment Enterprises	6,904,528
	India’s Leading Programmer of Pay Television Content
37,774	Bosch	6,900,121
	Automotive Parts
1,808,593	Adani Ports & Special Economic Zone	5,688,377
	Indian West Coast Shipping Port
4,166,996	Redington India	5,509,474
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
220,390	Colgate Palmolive India	5,066,008
	Consumer Products in Oral Care
359,450	United Breweries	4,965,740
	India’s Largest Brewer
		35,034,248
	> Philippines 6.8%
43,342,000	Melco Crown Philippines Resorts (a)	12,586,943
	Integrated Resort Operator in Manila
2,435,328	Security Bank	5,756,338
	Commercial Bank in the Philippines
42,417,600	RFM Corporation	5,518,203
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
3,491,580	Robinsons Retail Holdings (a)	5,294,306
	Multi-format Retailer in the Philippines
5,094,500	Puregold Price Club	5,004,822
	Supermarket Operator in the Philippines
		34,160,612
	> Hong Kong 5.7%
4,336,000	Melco International	14,578,303
	Macau Casino Operator
11,307,799	Sa Sa International	9,087,104
	Cosmetics Retailer
3,418,000	Vitasoy International	4,967,827
	Hong Kong Soy Food Brand
		28,633,234
	> Thailand 4.0%
4,672,400	Robinson’s Department Store	7,619,067
	Department Store Operator in Thailand
24,525,383	Home Product Center	7,380,879
	Home Improvement Retailer
10,055,200	Samui Airport Property Fund	4,967,924
	Thai Airport Operator
		19,967,870

Number of Shares		Value
	> Singapore 2.6%
2,701,000	Super Group (b)	$7,485,347
	Instant Food & Beverages in Southeast Asia
1,798,000	Petra Foods	5,274,362
	Cocoa Processor & Chocolate Manufacturer
		12,759,709
	> Korea 2.1%
172,818	Paradise	5,282,945
	Korean ‘Foreigner Only’ Casino Operator
259,889	Koh Young Technology	5,238,342
	Inspection Systems for Printed Circuit Boards
		10,521,287
	> Cambodia 1.9%
9,228,000	Nagacorp	9,633,779
	Casino/Entertainment Complex in Cambodia

	> Japan 1.3%
447,760	Kansai Paint	6,374,585
	Paint Producer in Japan, India, China & Southeast Asia

	> Malaysia 1.0%
1,135,300	Aeon	4,999,423
	Shopping Center & Department Store Operator
Asia: Total		292,425,323

Europe 14.2%
	> Finland 3.4%
247,840	Vacon (b)	10,447,962
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
290,000	Tikkurila	6,831,764
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		17,279,726
	> Kazakhstan 2.1%
1,268,483	Halyk Savings Bank of Kazakhstan - GDR	10,528,409
	Largest Retail Bank & Insurer in Kazakhstan

	> Sweden 2.1%
303,638	Hexagon	10,316,270
	Design, Measurement & Visualization Software & Equipment

	> Russia 1.8%
295,239	Yandex (a)	8,913,265
	Search Engine for Russian & Turkish Languages

	> United Kingdom 1.6%
8,957,839	Cable and Wireless	7,855,317
	Leading Telecoms Service Provider in the Caribbean

	> Turkey 1.1%
569,979	Bizim Toptan	5,460,845
	Cash & Carry Stores in Turkey

	> Spain 1.1%
840,828	Prosegur	5,409,571
	Security Guards

	> Italy 1.0%
324,156	Pirelli	5,090,937
	Global Tire Supplier
Europe: Total		70,854,340

Other Countries 12.3%
	> South Africa 8.2%
2,081,394	Coronation Fund Managers	19,572,379
	South African Fund Manager
3,469,702	Rand Merchant Insurance	9,491,586
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
399,378	Mr. Price	5,971,323
	South African Retailer of Apparel, Household & Sporting Goods
446,313	Massmart Holdings	5,829,031
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		40,864,319
	> United States 2.8%
215,040	Textainer Group Holdings	8,229,581
	Top International Container Leasor
111,249	Atwood Oceanics (a)	5,605,837
	Offshore Drilling Contractor
		13,835,418
	> Canada 1.3%
486,425	CAE	6,402,066
	Flight Simulator Equipment & Training Centers
Other Countries: Total		61,101,803

Latin America 12.0%
	> Brazil 5.2%
718,970	Localiza Rent A Car	10,437,581
	Car Rental
9,580,580	Beadell Resources (a)	5,369,537
	Gold Mining in Brazil
1,275,100	Odontoprev	5,119,507
	Dental Insurance
255,000	Linx	5,035,941
	Retail Management Software in Brazil
		25,962,566
	> Mexico 4.7%
2,687,000	Qualitas	7,310,501
	Leading Auto Insurer in Mexico & Central America
652,200	Gruma (a)	5,395,243
	Tortilla Producer & Distributor
2,050,000	Genomma Lab Internacional (a)	5,274,367
	Develops, Markets & Distributes Consumer Products

Number of Shares		Value
	> Mexico—continued
42,927	Grupo Aeroportuario del Sureste - ADR	$5,264,567
	Mexican Airport Operator
		23,244,678
	> Colombia 1.1%
3,344,904	Isagen	5,478,889
	Leading Colombian Electricity Provider

	> Chile 1.0%
1,117,409	Forus	4,992,095
	Multi-brand Latin American Wholesaler & Retailer
Latin America: Total		59,678,228

Total Equities: 97.1% (Cost: $451,478,314)		484,059,694	(f)

Short-Term Investments 3.0%
15,128,245	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	15,128,245
Total Short-Term Investments: 3.0% (Cost: $15,128,245)		15,128,245

Securities Lending Collateral 0.1%
381,970	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	381,970
Total Securities Lending Collateral: 0.1% (Cost: $381,970)		381,970

Total Investments: 100.2% (Cost: $466,988,529) (h)		499,569,909	(i)

Obligation to Return Collateral for Securities Loaned: (0.1)%		(381,970)

Cash and Other Assets Less Liabilities: (0.1)%		(441,677)

Net Assets: 100.0%		$498,746,262

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $361,767.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of this security amounted to $1,433,152, which represented 0.29% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	8/19/11-9/26/13	1,591,929	$1,316,810	$1,433,152

(d)         Illiquid security.

(e)          The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	1,591,929	GBP	0.58	August 13, 2014	$106,159

GBP - British Pound

(1)         Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

> Notes to Statement of Investments

(f)           On March 31, 2014, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
United States Dollar	$58,412,710	11.7
Hong Kong Dollar	57,302,358	11.5
Indonesian Rupiah	47,237,833	9.5
Taiwan Dollar	42,763,197	8.6
South African Rand	40,864,319	8.2
Indian Rupee	35,034,248	7.0
Philippine Peso	34,160,612	6.8
Euro	27,780,233	5.6
Other currencies less than 5% of total net assets	140,504,184	28.2
Total Equities	$484,059,694	97.1

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2014, for federal income tax purposes, the cost of investments was $466,988,529 and net unrealized appreciation was $32,581,380 consisting of gross unrealized appreciation of $48,440,682 and gross unrealized depreciation of $15,859,302.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$19,871,051	$271,121,120	$1,433,152	$292,425,323
Europe	8,913,265	61,941,075	—	70,854,340
Other Countries	20,237,484	40,864,319	—	61,101,803
Latin America	54,308,691	5,369,537	—	59,678,228
Total Equities	103,330,491	379,296,051	1,433,152	484,059,694
Total Short-Term Investments	15,128,245	—	—	15,128,245
Total Securities Lending Collateral	381,970	—	—	381,970
Total Investments	$118,840,706	$379,296,051	$1,433,152	$499,569,909
Unrealized Appreciation on Options	—	—	106,159	106,159
Total	$118,840,706	$379,296,051	$1,539,311	$499,676,068

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn European FundSM

Statement of Investments, March 31, 2014

Number of Shares		Value
	Equities: 94.4%
Europe 93.9%
	> United Kingdom 30.5%
78,940	Jardine Lloyd Thompson Group	$1,400,275
	International Business Insurance Broker
1,809,310	Assura	1,289,507
	UK Primary Health Care Property Developer
24,770	Spirax Sarco	1,193,434
	Steam Systems for Manufacturing & Process Industries
195,540	Charles Taylor	847,586
	Insurance Services
68,350	Telecity	795,369
	European Data Center Provider
39,380	WH Smith	789,798
	Newsprint, Books & General Stationery Retailer
35,030	Babcock International	786,652
	Public Sector Outsourcer
110,450	Abcam	716,292
	Online Sales of Antibodies
64,730	Shaftesbury	710,078
	London Prime Retail REIT
15,870	AVEVA	554,024
	Engineering Software
12,230	Croda	519,110
	Oleochemicals & Industrial Chemicals
12,070	Fidessa Group	510,508
	Software for Financial Trading Systems
65,820	Halford’s	506,741
	The UK’s Leading Retailer of Leisure Goods & Auto Parts
104,990	Elementis	501,473
	Specialty Chemicals
11,380	Rightmove	500,486
	Internet Real Estate Listings
33,000	Dialight	499,270
	LED Products for Hazardous & Industrial Environments
569,003	Cable and Wireless	498,971
	Leading Telecoms Service Provider in the Caribbean
6,965	Whitbread	483,279
	The UK’s Leading Hotelier & Coffee Shop
19,060	Aggreko	476,956
	Temporary Power & Temperature Control Services
50,140	Domino’s Pizza UK & Ireland	461,004
	Pizza Delivery in UK, Ireland & Germany
87,630	RPS Group	456,685
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
178,590	Smiths News	451,815
	Newspaper & Magazine Distributor
55,180	Ocado (a)	423,721
	Leading Online Grocery Retailer
		15,373,034
	> France 11.7%
17,230	Neopost	1,360,599
	Postage Meter Machines
2,560	Eurofins Scientific	766,194
	Food, Pharmaceuticals & Materials Screening & Testing
4,050	Norbert Dentressangle	663,400
	Leading European Logistics & Transport Group
8,780	1000 mercis	596,079
	Interactive Advertising & Marketing
14,380	AKKA Technologies	515,868
	Engineering Consultancy
17,330	Bonduelle	512,828
	Producer of Canned, Deep-Frozen & Fresh Vegetables
13,340	Cegedim (a)	510,904
	Medical Market Research/IT Services
155,350	Hi-Media (a)	498,662
	Online Advertiser in Europe
13,730	Saft	479,877
	Niche Battery Manufacturer
		5,904,411
	> Germany 10.0%
26,000	Aurelius	988,960
	European Turnaround Investor
17,730	NORMA Group	939,536
	Clamps for Automotive & Industrial Applications
14,130	Wirecard	586,322
	Online Payment Processing & Risk Management
13,430	Elringklinger	529,337
	Automobile Components
1,470	Rational	523,500
	Commercial Ovens
5,500	MTU Aero Engines	511,149
	Airplane Engine Components & Services
40,480	TAG Immobilien	501,905
	Owner of Residential Properties in Germany
60,230	Telefonica Deutschland	480,098
	Mobile & Fixed-line Communications in Germany
		5,060,807
	> Netherlands 7.2%
9,110	Gemalto	1,061,010
	Digital Security Solutions
25,230	Aalberts Industries	879,380
	Flow Control & Heat Treatment
16,970	Arcadis	652,617
	Engineering Consultants
15,220	TKH Group	531,534
	Dutch Industrial Conglomerate
2,520	Core Labs	500,069
	Oil & Gas Reservoir Consulting
		3,624,610

Number of Shares		Value
	> Sweden 7.1%
28,110	Swedish Match	$918,571
	Market Leader in Swedish Snus
24,100	Hexagon	818,811
	Design, Measurement & Visualization Software & Equipment
39,560	Sweco	661,646
	Engineering Consultants
12,450	Unibet	625,164
	European Online Gaming Operator
19,560	Mekonomen	539,446
	Leading Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
		3,563,638
	> Switzerland 6.0%
3,120	Geberit	1,021,707
	Plumbing Supplies
3,620	Partners Group	1,017,146
	Private Markets Asset Management
1,340	INFICON	496,409
	Gas Detection Instruments
120	Sika	490,832
	Chemicals for Construction & Industrial Applications
		3,026,094
	> Finland 5.9%
28,980	Vacon	1,221,683
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
83,680	Munksjo (a)	698,607
	Specialty Paper Maker
24,981	Tikkurila	588,498
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
14,130	Konecranes (b)	450,253
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		2,959,041
	> Spain 5.7%
120,310	DIA	1,099,221
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
14,560	Viscofan	761,524
	Sausage Casings Maker
87,060	Prosegur	560,111
	Security Guards
10,500	Bolsas y Mercados Españoles	427,233
	Spanish Stock Markets
		2,848,089
	> Norway 3.9%
41,610	Subsea 7	773,438
	Offshore Subsea Contractor
80,730	Orkla	688,277
	Food & Brands, Aluminum, Chemicals Conglomerate
46,970	Atea	515,762
	Nordic IT Hardware/Software Reseller & Installation Company
		1,977,477
	> Denmark 2.1%
13,310	SimCorp	540,323
	Software for Investment Managers
9,200	Jyske Bank (a)	505,551
	Danish Bank
		1,045,874
	> Turkey 1.0%
54,270	Bizim Toptan	519,949
	Cash & Carry Stores in Turkey

	> Belgium 1.0%
7,900	EVS Broadcast Equipment	511,848
	Digital Live Mobile Production Software & Systems

	> Italy 0.9%
29,040	Pirelli	456,079
	Global Tire Supplier

	> Russia 0.9%
14,500	Yandex (a)	437,755
	Search Engine for Russian & Turkish Languages
Europe: Total		47,308,706

Other Countries 0.5%
	> United States 0.5%
5,277	Gulfmark Offshore	237,148
	Operator of Offshore Supply Vessels
Other Countries: Total		237,148

Total Equities: 94.4% (Cost: $43,424,157)		47,545,854	(c)

Short-Term Investments 4.9%
2,492,228	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	2,492,228
Total Short-Term Investments: 4.9% (Cost: $2,492,228)		2,492,228

Number of Shares		Value
Securities Lending Collateral 0.6%
280,540	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	$280,540
Total Securities Lending Collateral: 0.6% (Cost: $280,540)		280,540

Total Investments: 99.9% (Cost: $46,196,925)(e)		50,318,622	(f)

Obligation to Return Collateral for Securities Loaned: (0.6)%		(280,540)

Cash and Other Assets Less Liabilities: 0.7%		328,661

Net Assets: 100.0%		$50,366,743

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $264,594.

(c)          On March 31, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$20,864,815	41.4
British Pound	15,373,034	30.5
Swedish Krona	3,563,638	7.1
Swiss Franc	3,026,094	6.0
Other currencies less than 5% of total net assets	4,718,273	9.4
Total Equities	$47,545,854	94.4

(d)         Investment made with cash collateral received from securities lending activity.

(e)          At March 31, 2014, for federal income tax purposes, the cost of investments was $46,196,925 and net unrealized appreciation was $4,121,697 consisting of gross unrealized appreciation of $4,835,371 and gross unrealized depreciation of $713,674.

(f)           Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical

> Notes to Statement of Investments

Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$937,824	$46,370,882	$—	$47,308,706
Other Countries	237,148	—	—	237,148
Total Equities	1,174,972	46,370,882	—	47,545,854
Total Short-Term Investments	2,492,228	—	—	2,492,228
Total Securities Lending Collateral	280,540	—	—	280,540
Total Investments	$3,947,740	$46,370,882	$—	$50,318,622

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 22, 2014

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2014